As filed with the U.S. Securities and Exchange Commission on May 9, 2012

Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.   ☐

  Post-Effective Amendment No.   ☐

(Check appropriate box or boxes)

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code))

(212) 296-6970
(Area Code and Telephone Number)

Stefanie V. Chang Yu, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of common shares of beneficial interest of Morgan Stanley Institutional Fund, Inc. have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

MORGAN STANLEY FRONTIER
EMERGING MARKETS FUND, INC.

522 Fifth Avenue
New York, NY 10036
(800) 231-2608

NOTICE OF SPECIAL MEETING OF STOCKHOLDERS
TO BE HELD AUGUST 22, 2012

To the Stockholders of Morgan Stanley Frontier Emerging Markets Fund, Inc.:

Notice is hereby given of a Special Meeting of Stockholders (the "Meeting") of Morgan Stanley Frontier Emerging Markets Fund, Inc. (the "Acquired Fund"), to be held in Conference Room 3N, 3rd Floor, 522 Fifth Avenue, New York, NY 10036, at 9:00 a.m., New York time, on August 22, 2012, and any adjournments or postponements thereof, for the following purposes:

1.  To consider and vote upon a proposal to approve the actions and transactions described in that certain Agreement and Plan of Reorganization, dated April 25, 2012 (the "Reorganization Agreement"), between the Acquired Fund and Morgan Stanley Institutional Fund, Inc. (the "Company"), on behalf of the Frontier Emerging Markets Portfolio (the "Acquiring Fund"), pursuant to which substantially all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund, a newly created series of the Company, in exchange for Class I shares of common stock of the Acquiring Fund and pursuant to which the Acquired Fund will be dissolved (the "Reorganization"). As a result of this transaction, stockholders of the Acquired Fund will become stockholders of the Acquiring Fund receiving Class I shares of common stock of the Acquiring Fund with a value equal to the aggregate net asset value of their common shares of the Acquired Fund held immediately prior to the Reorganization; and

2.  To act upon such other matters as may properly come before the Meeting.

The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto. Stockholders of record of the Acquired Fund at the close of business on June 7, 2012 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your Proxy or in person, how you wish your common shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement and Prospectus), you may do so in lieu of attending the Meeting in person. The Board of Directors of the Acquired Fund recommends you vote in favor of the Reorganization. WE URGE YOU TO PROMPTLY SIGN, DATE AND MAIL THE ENCLOSED PROXY OR RECORD YOUR VOTE ELECTRONICALLY VIA TELEPHONE OR THE INTERNET.

  By Order of the Board of Directors,

  Mary E. Mullin
  Secretary

[ ], 2012

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly returning the enclosed Proxy. If you are unable to be present in person, please fill in, sign and return the enclosed Proxy in order that the necessary quorum be represented at the Meeting. The enclosed envelope requires no postage if mailed in the United States. Stockholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following instructions on their proxy cards or on the enclosed Voting Information Card.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
FRONTIER EMERGING MARKETS PORTFOLIO

522 Fifth Avenue
New York, NY 10036
(800) 548-7786

This Proxy Statement and Prospectus is being furnished to stockholders ("Stockholders") of Morgan Stanley Frontier Emerging Markets Fund, Inc. (the "Acquired Fund"), in connection with a Special Meeting of Stockholders (the "Meeting") to be held in Conference Room 3N, 3rd Floor, 522 Fifth Avenue, New York, NY 10036, at 9:00 a.m., New York time, on August 22, 2012, and any adjournments or postponements thereof, for the following purposes:

1.  To consider and vote upon a proposal to approve the actions and transactions described in that certain Agreement and Plan of Reorganization, dated April 25, 2012 (the "Reorganization Agreement"), between the Acquired Fund and Morgan Stanley Institutional Fund, Inc. (the "Company"), on behalf of the Frontier Emerging Markets Portfolio (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"), pursuant to which substantially all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund, a newly created series of the Company, in exchange for Class I shares of common stock of the Acquiring Fund and pursuant to which the Acquired Fund will be dissolved (the "Reorganization"). As a result of this transaction, Stockholders of the Acquired Fund will become stockholders of the Acquiring Fund receiving Class I shares of common stock of the Acquiring Fund with a value equal to the aggregate net asset value of their common shares of the Acquired Fund held immediately prior to the Reorganization.

The terms and conditions of the transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement attached hereto as Exhibit A. The address and telephone number of the Acquired Fund is that of the Acquiring Fund set forth above. This Proxy Statement also constitutes a Prospectus of the Acquiring Fund, which is dated [ ], 2012, filed by the Company with the Securities and Exchange Commission (the "Commission") as part of the Company's Registration Statement on Form N-14 (the "Registration Statement").

The Company is an open-end management investment company. The investment objective of the Acquiring Fund is to seek long-term capital appreciation.

This Proxy Statement and Prospectus sets forth concisely information about the Acquiring Fund that Stockholders of the Acquired Fund should know before voting on the Reorganization Agreement. A copy of the Prospectus for the Acquiring Fund, dated [ ], 2012, is attached as Exhibit B and incorporated herein by reference. In addition, incorporated herein by reference is the Annual Report of the Acquired Fund for the fiscal year ended October 31, 2011 and its succeeding Semi-Annual Report for the six months ended April 30, 2012. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus, dated [ ], 2012, has been filed with the Commission and is also incorporated herein by reference. Such documents are available upon request and without charge by calling (800) 231-2608 (toll-free) with respect to the Acquired Fund and (800) 548-7786 with respect to the Acquiring Fund or by visiting the Commission's website at www.sec.gov. The common shares of the Acquired Fund are listed on the New York Stock Exchange ("NYSE") under the ticker symbol "FFD" and will be delisted from the NYSE following the Reorganization. Reports, proxy statements and other information concerning the Acquired Fund can be inspected at 11 Wall Street, New York, NY 10005.

Stockholders are advised to read and retain this Proxy Statement and Prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Proxy Statement and Prospectus is dated [ ], 2012.

TABLE OF CONTENTS
PROXY STATEMENT AND PROSPECTUS

SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Stockholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the Acquiring Fund's Prospectus, which is attached to this Proxy Statement and Prospectus as Exhibit B and incorporated herein by reference.

General

This Proxy Statement and Prospectus is being furnished to the Stockholders of the Acquired Fund in connection with the solicitation by the Board of Directors (the "Board") of the Acquired Fund, a diversified closed-end management investment company, of proxies ("Proxies") to be used at the Meeting to consider the Reorganization. It is expected that the first mailing of this Proxy Statement and Prospectus will be made on or about July [ ], 2012.

At the Meeting, Stockholders of the Acquired Fund will consider and vote upon the actions and transactions described in the Reorganization Agreement. Pursuant to the Reorganization, Stockholders of the Acquired Fund will receive Class I shares of the Acquiring Fund. The shares to be issued by the Acquiring Fund pursuant to the Reorganization (the "Acquiring Fund Shares") will be issued at net asset value ("NAV") without any sales charges. Further information relating to the Acquiring Fund is set forth herein and in the Acquiring Fund's current Prospectus, dated [ ], 2012 (the "Acquiring Fund's Prospectus"), attached to this Proxy Statement and Prospectus as Exhibit B and incorporated herein by reference. The Company's Board of Directors has authorized the issuance of the Acquiring Fund Shares to Stockholders of the Acquired Fund in connection with the Reorganization.

The information concerning the Acquired Fund contained herein has been supplied by the Acquired Fund. The information concerning the Acquiring Fund contained herein has been supplied by the Company, on behalf of the Acquiring Fund.

The Reorganization

The Reorganization Agreement provides for the transfer of substantially all the assets of the Acquired Fund, and the assumption of substantially all of the liabilities, to the Acquiring Fund in exchange for the Acquiring Fund Shares. The aggregate NAV of the Acquiring Fund Shares issued in the exchange will equal the aggregate value of the net assets of the Acquired Fund received by the Acquiring Fund. On or after the closing date scheduled for the Reorganization (the "Closing Date"), the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund to its Stockholders as of the Valuation Date (as defined below) in complete liquidation of the Acquired Fund, and the Acquired Fund will thereafter be deregistered under the Investment Company Act of 1940, as amended (the "1940 Act") and dissolved under Maryland law, the state of its incorporation. As a result of the Reorganization, each Stockholder of the Acquired Fund will receive that number of full and fractional Acquiring Fund Shares equal in value to such Stockholder's pro rata interest in the net assets of the Acquired Fund transferred to the Acquiring Fund. Pursuant to the Reorganization, Stockholders of the Acquired Fund will receive Class I shares of the Acquiring Fund. The Board has determined that the interests of Stockholders will not be diluted as a result of the Reorganization. The "Valuation Date" is the date, following the receipt of the requisite approval of the Reorganization Agreement by the Stockholders of the Acquired Fund or at such other time as the Acquired Fund and Acquiring Fund may agree, on which date the number of Acquiring Fund Shares to be delivered to the Acquired Fund will be determined.

For the reasons set forth below under "The Reorganization—The Board's Considerations," the Board, including the Directors who are not "interested persons" of the Acquired Fund ("Independent Board Members"), as that term is defined in the 1940 Act, has concluded that the Reorganization is advisable and in the best interests of the Acquired Fund and its Stockholders and recommends approval of the Reorganization.

Fee Table

The following tables briefly describe the stockholder fees and annual Fund operating expenses that stockholders of the Funds bear directly and indirectly from an investment in the Funds. Stockholder fees will not be charged on those Acquired Fund Shares received in connection with the Reorganization. Each Fund pays expenses for management of its assets, distribution of its shares and other services, and those expenses are reflected in the NAV per share of each Fund. These expenses are deducted from each respective Fund's assets and are based on actual expenses incurred by the Acquired Fund for its fiscal year ended December 31, 2011. The tables set forth pro forma fees for the surviving combined fund (i.e., the Acquiring Fund) (the "Combined Fund") reflecting what the fee schedule would have been on December 31, 2011, if the Reorganization had been consummated twelve (12) months prior to that date.

Stockholder Fees
(fees paid directly from your investment)

	Acquired Fund	Acquiring Fund—Class I	Pro Forma Combined Fund
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	None	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Acquired Fund	Acquiring Fund—Class I		Pro Forma Combined Fund
Advisory Fees	1.50%	1.25%		1.25%
Distribution and/or Service (12b-1) Fees	None	None		None
Other Expenses	0.53%	0.91	%‡	0.91	%‡
Total Annual Fund Operating Expenses	2.03%	2.16	%*	2.16	%*
Fee Waiver and/or Expense Reimbursement	N/A	0.31	%*	0.31	%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.03%	1.85	%*	1.85	%*

‡  Other expenses for the Acquiring Fund have been estimated for the current fiscal year.

*  The Acquiring Fund's investment adviser, Morgan Stanley Investment Management Inc. ("MSIM"), has agreed to reduce its advisory fee and/or reimburse the Acquiring Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, will not exceed 1.85% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

To attempt to show the effect of these expenses on an investment over time, the hypothetical shown below has been created. The example assumes that an investor invests $10,000 in either the Acquired Fund or Acquiring Fund, that the investment has a 5% return each year and that the operating expenses for each Fund remain the same (as set forth in the chart above). Although a stockholder's actual costs may be higher or lower, the table below shows a stockholder's costs at the end of each period based on these assumptions.

	Acquired Fund	Acquiring Fund—Class I	Pro Forma Combined Fund
1 Year	$206	$188	$188
3 Years	$637	$582	$582
5 Years	$1,093	$1,001	$1,001
10 Years	$2,358	$2,169	$2,169

The purpose of the foregoing fee table is to assist the stockholder in understanding the various costs and expenses that a stockholder in each Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of the Acquired Fund and Acquiring Fund—Investment Advisory Fees," "—Distribution Plan and Shareholder Services Plan Fees," "—Other Significant Fees" and "—Purchases, Exchanges and Redemptions" below.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance.

Tax Consequences of the Reorganization

As a condition to the Reorganization, the Acquired Fund has requested an opinion of Dechert LLP to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by the Acquired Fund, the Acquiring Fund or the Acquired Fund's Stockholders for federal income tax purposes as a result of the transactions included in the Reorganization. Receipt of such opinion is a condition to the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization—Tax Aspects of the Reorganization" below.

Comparison of the Acquired Fund and Acquiring Fund

Investment Objectives and Principal Investment Policies. The investment objective and principal investment policies of each Fund are substantially similar and are set forth below. Each Fund is a diversified fund. The principal differences between the investment policies of the Acquired Fund and the Acquiring Fund are more fully described under "Comparison of Investment Objectives, Policies and Restrictions" below. Each Fund's investment objective is not fundamental and may be changed by its Board.

Acquired Fund	Acquiring Fund
Investment Objective	Investment Objective

• seeks long-term capital appreciation	• seeks long-term capital appreciation

Investment Policies	Investment Policies

• seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies operating in frontier emerging market countries	• under normal circumstances, at least 80% of its net assets in equity securities of companies operating in frontier emerging market countries
• seek to maximize returns by investing primarily in growth-oriented equity securities in frontier emerging markets

• equity investments primarily include common and preferred stocks, rights, warrants, depositary receipts and limited partnership interests	• equity investments primarily include common and preferred stocks, rights, warrants, depositary receipts and limited partnership interests and other specialty securities having equity features

• may hold or have exposure to equity securities of companies of any size, including small and medium capitalization stocks, and to companies in any industry or sector	• may hold or have exposure to equity securities of companies of any size, including small and medium capitalization stocks, and to companies in any industry or sector

Acquired Fund	Acquiring Fund
• for purposes of maintaining exposure of at least 80% of the its net assets to equity securities of companies operating in frontier emerging market countries, may also invest in American depositary receipts ("ADRs"), Global depositary receipts ("GDRs") and other types of depositary receipts with respect to companies operating in frontier emerging market countries, securities of other open- and closed-end investment companies, including exchange-traded funds ("ETFs"), and derivative instruments such as swaps, contracts for difference ("CFDs"), warrants and structured notes (collectively "Strategic Transactions"). The Acquired Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.	• for purposes of maintaining exposure of at least 80% of the its net assets to equity securities of companies operating in frontier emerging market countries, may also invest in ADRs, GDRs and other types of depositary receipts with respect to companies operating in frontier emerging market countries, securities of other open- and closed-end investment companies, including ETFs
• may purchase and sell derivative instruments such as futures, swaps, structured investments, and other related instruments and techniques. The Acquiring Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

• at all times, will be required to invest 25% or more of its total assets in the securities of issuers in the banking industry	• will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Acquiring Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Acquiring Fund will invest more than 25% of its total assets in the banking industry

• a diversified fund	• a diversified fund

Fund Management. The current portfolio management team for the Acquired Fund will continue to be primarily responsible for the day-to-day management of the Acquiring Fund. Each Fund is managed within MSIM's Emerging Markets Equity team and, if the Reorganization is approved, the Acquiring Fund will continue to be managed within MSIM's Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. The member of the team primarily responsible for the day-to-day management of the Funds is Tim Drinkall. Mr. Drinkall has been associated with MSIM in an investment management capacity since October 2007. Prior to joining MSIM, Mr. Drinkall was a Fund Manager at Gustavia Capital from July 2005 to October 2007.

Additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Funds is provided in the Statement of Additional Information to this Proxy Statement and Prospectus that is incorporated by reference herein.

Investment Advisory Fees. The Acquiring Fund and the Acquired Fund currently obtain advisory services from MSIM. Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The address of MSIM is 522 Fifth Avenue, New York, NY 10036.

The annual advisory fee (as a percentage of daily net assets) payable by the Acquiring Fund is lower than the fee payable by the Acquired Fund and is set forth below. The Acquiring Fund will pay MSIM an advisory fee computed daily and payable on a quarterly basis while the Acquired Fund pays MSIM an advisory fee computed weekly and payable on a monthly basis.

Acquired Fund	1.50% of the Acquired Fund's average weekly net assets.

Acquiring Fund	1.25% of the Acquiring Fund's average daily net assets.

Comparison of Other Service Providers. The following table identifies the principal service providers that service the Acquiring Fund and the Acquired Fund:

	Acquired Fund	Acquiring Fund
Administrator:	Morgan Stanley Investment Management Inc.	Morgan Stanley Investment Management Inc.

Transfer Agent:	Computershare Trust Company, N.A.	Morgan Stanley Services Company Inc.

Custodian:	State Street Bank and Trust Company	State Street Bank and Trust Company

Distributor:	N/A	Morgan Stanley Distribution, Inc.

Auditor:	Ernst & Young LLP	Ernst & Young LLP

Other Significant Fees. Each of the Funds pay additional fees in connection with their operations, including legal, auditing, transfer agent and custodial fees. See "Synopsis—Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

Purchases, Exchanges and Redemptions. The Company's Board of Directors has authorized the issuance of the Acquiring Fund Shares in connection with the Reorganization.

The Acquired Fund is a closed-end investment company that currently has outstanding one class of common shares, par value $0.01 per common share. The Acquired Fund's common shares are not subject to a sales charge or 12b-1 fee. The Acquired Fund's common shares trade on the NYSE (symbol: FFD) and may only be purchased and sold through a broker or dealer at the market price, plus a brokerage commission.

Acquiring Fund Shares (Class I)

Minimum Investments. The minimum initial investment for Class I shares of the Acquiring Fund generally is $5,000,000. If the value of an investor's account falls below the minimum initial investment amount for Class I shares as a result of share redemptions, the investor's account may be subject to involuntary conversion or involuntary redemption. For further information relating to minimum investment requirements for Class I shares of the Acquiring Fund, please see the section entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

The higher minimum initial investment for Class I shares will be waived for Stockholders of the Acquired Fund that receive Class I shares of the Acquiring Fund in connection with the Reorganization. In addition, the Acquiring Fund's ability to impose an involuntary conversion or redemption will be waived indefinitely for Stockholders of the Acquired Fund that receive Class I shares of the Acquiring Fund in connection with the Reorganization.

Sales Charges. Class I shares of the Acquiring Fund are not subject to either an initial sales charge or a contingent deferred sales charge.

Redemption of Fund Shares. Class I shares of the Acquiring Fund redeemed or exchanged within 30 days of purchase will be subject to a 2% redemption fee, payable to the Acquiring Fund. Following the consummation of the Reorganization, Class I shares received by Acquired Fund Stockholders in connection with the Reorganization will be subject to the redemption fee. The redemption fee is designed to protect the Acquiring Fund and its remaining stockholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicle, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the MSIM investment team and (vi) transactions by funds of funds advised by MSIM. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I shares, the shares held the longest will be redeemed or exchanged first. For greater details relating to redemption of shares and redemption fees applicable to Class I shares of the Acquiring Fund, see the section entitled "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Exchange Privileges. Class I shares of the Acquiring Fund may be exchanged for shares of the same class of any other available portfolio of the Company and available portfolios of Morgan Stanley Institutional Fund Trust (each an "Exchange Portfolio"). Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). Upon consummation of the Reorganization, the foregoing exchange privileges will apply to stockholders of the Combined Fund; however, stockholders must satisfy the Class I minimum initial investment amount of the Exchange Portfolio at the time of the exchange.

The Acquiring Fund provides telephone exchange privileges to its stockholders. For greater details relating to exchange privileges applicable to the Acquiring Fund, see the section entitled "Shareholder Information—How to Redeem Class I, Class P and Class L Shares—Exchange Privilege" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Dividends. The Acquiring Fund declares dividends separately for each of its classes. The Acquired Fund pays dividends from net investment income, if any, annually and distributes net realized capital gains, if any, at least annually. The Acquired Fund declares dividends and normally pays dividends from net investment income monthly and distributes net capital gains, if any, in December. The Acquired Fund, however, may elect annually to retain for reinvestment any net realized long-term capital gains. With respect to the Acquiring Fund, dividends and capital gains distributions are automatically reinvested in additional shares of the same class of shares of such Fund at NAV unless the stockholder instructs otherwise. With respect to the Acquired Fund, dividends and capital gains distributions are automatically reinvested in additional common shares of the Acquired Fund pursuant to the Acquired Fund's Dividend Reinvestment Plan unless the stockholder elects to receive cash. See "Dividends, Distributions and Taxes; Dividend Reinvestment Plan."

Record Date; Quorum

The Board has fixed the close of business on June 7, 2012 as the record date (the "Record Date") for the determination of the Stockholders of the Acquired Fund entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were [ ] common shares of the Acquired Fund issued and outstanding. Stockholders on the Record Date are entitled to one vote per share and a fractional vote for a fractional share on each matter submitted to a vote at the Meeting. A majority of the outstanding common shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

Proxies

The enclosed form of Proxy for the Acquired Fund, if properly executed and returned, will be voted in accordance with the choice specified thereon. The Proxy will be voted in favor of the Reorganization unless a choice is indicated to vote against or to abstain from voting on the Reorganization. If a Stockholder executes and returns a Proxy but fails to indicate how the votes should be cast, the Proxy will be voted in favor of the Reorganization. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Stockholders, to be presented for consideration at the Meeting. However, the Proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting.

The Proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of the Acquired Fund, 522 Fifth Avenue, New York, NY 10036; (ii) attending the Meeting and voting in person; or (iii) completing and returning a new Proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a Proxy.

In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization is not obtained at the Meeting, the persons named as Proxies may propose one or more adjournments of the Meeting to permit further solicitation of Proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the common shares of the Acquired Fund present in person or by Proxy at the Meeting. The persons named as Proxies will vote for such adjournment consistent with the votes for the Reorganization for which the required vote has not been obtained. Abstentions will not be voted either for or against any such adjournment. Additionally, in the event the necessary quorum is not obtained, the Chairman of the Board has the power to adjourn the Meeting.

Stockholders will be able to vote their common shares by touchtone telephone or by Internet by following the instructions on the Proxy Card or on the Voting Information Card accompanying this Proxy Statement and Prospectus. To vote by Internet or by telephone, Stockholders can access the website or call the toll-free number listed on the Proxy Card or noted in the enclosed voting instructions. To vote by touchtone telephone, Stockholders will need the number that appears on the Proxy Card. In certain instances, a proxy solicitor may call Stockholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Stockholders' identities, to allow Stockholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Stockholder should vote on any proposal other than to refer to the recommendations of the Board. Stockholders voting by telephone in this manner will be asked for identifying information and will be given an opportunity to authorize Proxies to vote their shares in accordance with their instructions. To ensure that the Stockholders' instructions have been recorded correctly they will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Stockholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and may vote by mail using the enclosed Proxy Card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by Proxy Card, touchtone telephone or Internet, will be the vote that is counted and will revoke all previous votes by the Stockholders.

Expenses of Solicitation

Solicitation of Proxies is being made primarily by the mailing of this Proxy Statement and Prospectus with its enclosures. In addition to the solicitation of Proxies by mail, employees of MSIM and its affiliates, without additional compensation, may solicit Proxies in person or by telephone, telegraph, facsimile or oral communication. The Acquired Fund may retain Computershare Fund Services, a professional proxy solicitation firm, to assist with any necessary solicitation of Proxies. The estimated cost of additional telephone solicitation by Computershare Fund Services is approximately $[ ]. The expenses of this solicitation, including the cost of printing, filing and proxy solicitation, and legal and accounting expenses are expected to be approximately $300,000, all of which will be borne by the Acquired Fund.

Vote Required

Approval of the Reorganization by the Stockholders of the Acquired Fund requires the affirmative vote of a majority of all votes entitled to be cast by the Stockholders of the Acquired Fund on the matter. Abstentions and broker non-votes are not considered votes "FOR" the Reorganization at the Meeting. As a result, abstentions and broker non-votes have the same effect as a vote against the Reorganization because approval of the Reorganization requires the affirmative vote of a majority of all votes entitled to be cast by the Stockholders of the Acquired Fund on the matter.

If the Reorganization is not approved by Stockholders of the Acquired Fund, the Acquired Fund will continue in existence and the Board may consider alternative actions.

Principal Risk Factors

The principal risks of investing in the Acquiring Fund are substantially similar to those of investing in the Acquired Fund. The value of an investment in the Funds is based on the market prices of the securities such Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments.

Frontier Emerging Market Securities. Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. In addition, the risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries. These types of investments could be affected by factors not usually associated with investments in U.S. issuers, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling a Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. These risks and special considerations make investments in companies operating in frontier emerging market countries highly speculative in nature and, accordingly, an investment in a Fund must be viewed as highly speculative in nature and may not be suitable for an investor who is not able to afford the loss of his or her entire investment. To the extent that a Fund invests a significant percentage of its assets in a single frontier emerging market country, the Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country. In addition, a Fund's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. Hedging a Fund's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Fund's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which a Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that a Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Small- and Medium-Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

Investment Company Securities. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Commission, a Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of a Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a stockholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, a Fund would continue to pay its own advisory and administration fees and other expenses. As a result, a Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Concentration Risk. Investment opportunities in many frontier emerging markets may be concentrated in the banking industry. Based on the Acquired Fund's investment restriction regarding concentration, the Acquired Fund, at all times, is required to invest 25% or more of its total assets in the securities of issuers in the banking industry. As a result, the Acquired Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the banking industry of a frontier emerging market economy than on other industries of its economy. Because the Acquired Fund's investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Acquired Fund's performance. The Acquiring Fund is subject to a similar investment restriction regarding concentration in that it will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Acquiring Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Acquiring Fund will invest more than 25% of its total assets in the banking industry.

The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of the Acquiring Fund, see "Frontier Emerging Markets Portfolio—Details of the Portfolio—Risks" and "Additional Information about the Portfolio's Investment Strategies and Risks" in the Acquiring Fund's Prospectus attached hereto as Exhibit B. For a more complete discussion of these risks, and additional risks associated with an investment in the Acquired Fund, see "Principal Risk Factors" below.

THE REORGANIZATION

The Board's Considerations

On April 25, 2012, the Board, including the Independent Board Members, unanimously declared advisable and approved the Reorganization on behalf of the Acquired Fund and determined to recommend that Stockholders of the Acquired Fund approve the Reorganization. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly the Acquired Fund's small asset size and the comparative expenses currently incurred in the operations of the Acquiring Fund. The Board also considered other factors, including, but not limited to: the general compatibility of the investment objectives, investment strategies and restrictions of the Funds; the extent to which the common shares of the Acquired Fund have historically traded at a discount or premium to NAV; the current and future sales and asset growth potential of the Acquiring Fund; that the total expenses of the Stockholders of the Acquired Fund would be lower, taking into account the proposed waiver, as a result of the Reorganization; the annual expense savings for Stockholders of the Acquired Fund; the common portfolio management team of each Fund; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the capital loss carry-forwards of the Acquired Fund; the tax-free nature of the Reorganization; and the expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, all of which will be borne by the Acquired Fund in connection with the Reorganization.

At this and prior meetings, the Board considered information provided by MSIM. The parties discussed the different service providers of the Acquiring Fund versus the Acquired Fund and noted that in many cases the same entities provide similar services to the Acquired Fund and Acquiring Fund. The parties also discussed the exchangeability among funds within the Morgan Stanley fund family, the expense cap on the Acquiring Fund and the waivers of sales charges and minimum investment amounts applicable to the Acquiring Fund for Stockholders of the Acquired Fund in connection with the Reorganization.

The Board discussed with MSIM the foreseeable short- and long-term effects of the Reorganization on the Acquired Fund and its Stockholders. The Independent Board Members conferred separately with their counsel about the Reorganization during the meetings.

In connection with the Board review of the Reorganization, MSIM advised the Board about a variety of matters, including, but not limited to:

1.  there is not expected to be any diminution in the nature, quality and extent of services provided to the Acquired Fund and Stockholders as a result of the Reorganization;

2.  the substantially similar investment objectives, principal investment strategies and risks of the Acquired Fund and the Acquiring Fund;

3.  the current size of the Acquired Fund and its growth prospects;

4.  the transition from current service providers to post-Reorganization service providers will not have any foreseeable adverse effect on Stockholders;

5.  the same portfolio manager currently managing the Acquired Fund will continue managing the Acquiring Fund after the Reorganization;

6.  the estimated expenses of the Reorganization;

7.  Stockholders are expected to face no adverse tax consequences as a result of the Reorganization;

8.  the lower advisory fee and potentially lower expense ratio of the Acquiring Fund taking into account the proposed waiver; and

9.  the opportunity for Stockholders of the Acquired Fund to capture the value of the discount between market price and NAV of the shares, if any, at the time of the Reorganization and to have daily liquidity at NAV.

In its deliberations, the Board considered all information it received, as described above, as well as advice and analysis from its counsel. The Board considered the Reorganization and the impact of the Reorganization on the Acquired Fund and its Stockholders. The Board concluded, based on all of the information presented, that the Reorganization is advisable and in the best interest of the Acquired Fund's Stockholders and that Stockholders will not be diluted as a result thereof, and to recommend that the Acquired Fund's Stockholders approve the Reorganization.

If the Stockholders of the Acquired Fund do not approve the Reorganization, the Board of the Acquired Fund may consider other courses of action for the Acquired Fund.

The Reorganization Agreement

The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus.

The Reorganization Agreement provides that (i) the Acquired Fund will transfer all of its assets, including portfolio securities, cash, cash equivalents and receivables, to the Acquiring Fund on the Closing Date in exchange for the assumption by the Acquiring Fund of stated liabilities of the Acquired Fund, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of Acquired Fund prepared by the Treasurer of the Acquired Fund as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the Acquiring Fund Shares; (ii) such Acquiring Fund Shares would be distributed to Stockholders on the Closing Date or as soon as practicable thereafter; (iii) the Acquired Fund would be liquidated and dissolved; and (iv) the outstanding shares of Acquired Fund would be canceled.

The number of Acquiring Fund Shares to be delivered to the Acquired Fund will be determined by dividing the aggregate NAV of the shares of the Acquired Fund acquired by the Acquiring Fund by the NAV per share of the class of shares of the Acquiring Fund; these values will be calculated as of the close of business of the NYSE on the third business day following the receipt of the requisite approval by Stockholders of the Reorganization Agreement or at such other time as the Acquiring Fund and Acquired Fund may agree (the "Valuation Date"). As an illustration, assume that on the Valuation Date, common shares of the Acquired Fund had an aggregate NAV of $100,000. If the NAV per Class I share of the Acquiring Fund were $10 per share at the close of business on the Valuation Date, the number of Class I shares of the Acquiring Fund to be issued would be 10,000 ($100,000 ÷ $10). These 10,000 Class I shares of the Acquiring Fund would be distributed to the former stockholders of the Acquired Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

On the Closing Date or as soon as practicable thereafter, the Acquired Fund will distribute pro rata to its Stockholders of record as of the close of business on the Valuation Date, the Acquiring Fund Shares it receives. Each Stockholder will receive Class I shares of the Acquiring Fund. The Acquiring Fund will cause its transfer agent to credit and confirm an appropriate number of the Acquiring Fund's Shares to each Stockholder.

The Closing Date will be the Valuation Date or the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Stockholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by a Fund. The Reorganization Agreement may be amended in any mutually agreeable manner.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Stockholders, by mutual consent of the Company, on behalf of the Acquiring Fund, and the Acquired Fund. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by April 25, 2013, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

Under the Reorganization Agreement, within one year after the Closing Date, the Acquired Fund shall either pay or make provision for all of its liabilities to former Stockholders of the Acquired Fund that received Acquiring Fund Shares. The Acquired Fund shall be dissolved following the distribution of the Acquiring Fund Shares to Stockholders of record of the Acquired Fund.

The effect of the Reorganization is that Stockholders who vote their common shares in favor of the Reorganization Agreement are electing to sell their common shares of the Acquired Fund and reinvest the proceeds in the Acquiring Fund Shares at NAV and without recognition of taxable gain or loss for federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if the Acquired Fund recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carry-forwards, will be distributed to Stockholders prior to the Closing Date and will be taxable to Stockholders as capital gain.

Stockholders of the Acquired Fund will continue to be able to trade their common shares of the Acquired Funds on the NYSE until the close of business on the business day next preceding the Closing Date.

To the extent that a Stockholder holds common shares of the Acquired Fund through a retirement plan separate account for which the Acquiring Fund is not an investment option, the disposition of such Stockholder's common shares will be governed by such Stockholder's contract with the retirement plan.

Tax Aspects of the Reorganization

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold common shares of the Acquired Fund as capital assets for federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular stockholder or to Stockholders who may be subject to special treatment under federal income tax laws.

Tax Consequences of the Reorganization to the Stockholders. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Code.

As a condition to the Reorganization, the Acquired Fund and the Acquiring Fund, has requested an opinion of Dechert LLP substantially to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by the Acquired Fund and the Acquiring Fund:

1.  The transfer of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Acquired Fund followed by the distribution by the Acquired Fund of the Acquiring Fund Shares to Stockholders in exchange for their Acquired Fund common shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code;

2.  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund, except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

3.  No gain or loss will be recognized by the Acquired Fund upon the transfer of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities or upon the distribution of the Acquiring Fund Shares to Stockholders in exchange for their Acquired Fund common shares;

4.  No gain or loss will be recognized by Stockholders upon the exchange of the common shares of the Acquired Fund solely for the Acquiring Fund Shares;

5.  The aggregate tax basis for the Acquiring Fund Shares received by each of Stockholders pursuant to the Reorganization will be the same as the aggregate tax basis of the common shares in the Acquired Fund held by each such Stockholder immediately prior to the Reorganization;

6.  The holding period of the Acquiring Fund Shares to be received by each Stockholder will include the period during which the common shares in the Acquired Fund surrendered in exchange therefor were held (provided such common shares in the Acquired Fund were held as capital assets on the date of the Reorganization);

7.  The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the Reorganization; and

8.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund (except where investment activities of Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

Prior to the closing of the Reorganization, the Acquiring Fund will distribute to its stockholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. The advice of counsel is not binding on the IRS or the courts and neither the Acquired Fund nor the Acquiring Fund has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.

Stockholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganization, Stockholders should also consult their tax advisors as to state and local tax consequences, if any, of the proposed Reorganization.

Description of Shares

The Acquiring Fund Shares to be issued pursuant to the Reorganization Agreement will, when issued in exchange for the consideration therefor, be fully paid and non-assessable by the Acquiring Fund and transferable without restrictions and will have no preemptive rights. For greater details regarding the Acquiring Fund's shares, see "Shareholder Information" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Capitalization Table (unaudited)

The following table sets forth the capitalization of the Acquired Fund as of December 31, 2011 and the Acquiring Fund on a pro forma combined basis as if the Reorganization had occurred on that date:

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Morgan Stanley Frontier Emerging Markets Fund, Inc. (Acquired Fund)*	$78,985,245	6,662,999	$11.85
Morgan Stanley Institutional Fund Inc.—Frontier Emerging Markets Portfolio (Acquiring Fund)	—	—	—
Pro Forma Combined Fund*	$78,985,245	6,662,999	$11.85

*  The pro forma net assets and NAV per share reflect the payment of reorganization expenses of approximately $300,000 by the Acquired Fund.

Appraisal Rights

Stockholders will have no appraisal rights in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies

The investment objective of the Acquiring Fund and the Acquired Fund is set forth in the table below:

Acquired Fund	Acquiring Fund
Investment Objective

• seeks long-term capital appreciation	• seeks long-term capital appreciation

• The Acquired Fund's investment objective may be changed without stockholder approval; however, stockholders will be notified in writing of any changes at least 60 days' prior to any change	• The Acquiring Fund's investment objective may be changed by the Company's Board of Directors without stockholder approval, but no change is anticipated. If the Acquiring Fund's investment objective changes, the Acquiring Fund will notify shareholders and shareholders should consider whether the Acquiring Fund remains an appropriate investment in light of the change

In selecting investments for the Funds, MSIM combines top-down country allocation based on relative economic, political and social fundamentals, stock valuations and investor sentiment, with bottom-up fundamental analysis seeking to identify issuers with investor friendly management, effective use of free cash flows and strong earnings growth potential.

MSIM's global strategists analyze the global economic environment, particularly its impact on frontier emerging markets, and allocate each Fund's assets among frontier emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM invests in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, MSIM emphasizes macroeconomic and fundamental research. MSIM generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Acquired Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies operating in frontier emerging market countries. Under normal circumstances, at least 80% of the Acquiring Fund's assets will be invested in equity securities of companies operating in frontier emerging market countries. The Acquiring Fund seeks to achieve its investment objective by investing primarily in growth-oriented equity securities in frontier emerging markets. The equity securities in which the Acquired Fund may primarily invest include common and preferred stocks, rights, warrants, depositary receipts and limited partnership interests. The Acquiring Fund may invest in the same types of equity securities as the Acquired Fund and may also invest in other specialty securities having equity features. Each Fund may hold or have exposure to equity securities of companies of any size, including small- and medium-capitalization companies, and to companies in any industry or sector.

For purposes of each Fund's policies, a company is considered to be operating in a frontier emerging market country if (i) the principal trading market for its securities is in a frontier emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenues from goods produced, sales made or services performed in a frontier emerging market country or countries or (iii) it is organized under the laws of, or has a principal office in, a frontier emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country. For example, a company that derives 50% or more of its annual revenues from services performed in a frontier emerging market country can be deemed to be operating in that country even though it was organized under the laws of another country and its principal trading market is also a different country. In addition, certain of the issuers that fall within categories (ii) and (iii) above may or may not have a principal trading market in a frontier emerging market country and, while exposing each Fund's assets to the economic benefits of investing in a frontier emerging market country, may not do so to the same extent as an issuer with a principal trading market in a frontier emerging market country.

Frontier emerging market countries in which each Fund may invest currently include Argentina, Bahrain, Bangladesh, Botswana, Bulgaria, Croatia, Ecuador, Estonia, Georgia, Ghana, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Mauritius, Namibia, Nigeria, Oman, Pakistan, Panama, Qatar, Romania, Saudi Arabia, Serbia, Slovenia, Sri Lanka, Trinidad & Tobago, Tunisia, Ukraine, United Arab Emirates and Vietnam. The countries that comprise frontier emerging markets may change from time to time. Each Fund may invest in equity securities of companies operating in frontier emerging market countries that exist now and/or in the future.

For purposes of maintaining exposure of at least 80% of each Fund's assets to equity securities of companies operating in frontier emerging market countries, each Fund may also invest in ADRs, GDRs and other types of depositary receipts with respect to companies operating in frontier emerging market countries, securities of other open- and closed-end investment companies, including ETFs, and derivative instruments, as described herein.

Each Fund may purchase and sell certain derivative instruments. The Acquired Fund may invest in futures, swaps, structured investments and foreign currency forward exchange contracts, for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Acquired Fund may invest in swaps, CFDs, warrants and structured notes for various portfolio management purposes and to mitigate risks.

Investment Restrictions

The investment restrictions adopted by the Acquired Fund and the Acquiring Fund as fundamental policies are similar. The Acquiring Fund's investment restrictions are summarized under the caption "Investment Limitations" in the Company's Statement of Additional Information dated [ ], 2012, relating to the Acquiring Fund. The Acquired Fund's investment restrictions are included under the caption "Additional Information About the Acquired

Fund—Investment Restrictions" in the Statement of Additional Information to this Proxy Statement and Prospectus that is incorporated by reference herein.

A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a Fund, which is defined by the 1940 Act as the lesser of (i) at least 67% of the voting securities of a fund or portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a fund or portfolio. The differences in the Funds' investment restrictions are discussed below:

1.  The Acquiring Fund may not write or acquire options or interests in oil, gas or other mineral exploration or development programs. The Acquired Fund is not subject to this fundamental restriction.

FINANCIAL HIGHLIGHTS

The Acquiring Fund is a newly created series of the Company and has not yet commenced operations. As a result, the Acquiring Fund has no financial information to report as of the date of this Proxy Statement and Prospectus.

The financial highlights table that follows is intended to help you understand the financial performance of the common shares of the Acquired Fund for the periods presented. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund (assuming reinvestment of all dividends and distributions). The information has been audited by _________________, an independent registered public accounting firm (except for the information for the six months ended April 30, 2012). _________________'s reports, along with the Acquired Fund's financial statements, are included in the Acquired Fund's Annual Report to Stockholders for the fiscal year ended October 31, 2011, which are available upon request.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

	Six Months Ended April 30, 2012	YEAR ENDED OCTOBER 31,			Period from August 27, 2008^ to October 31,
	(unaudited)	2011	2010	2009	2008
Net Asset Value, Beginning of Period		$15.26	$13.19	$11.79	$19.10
Net Investment Income (Loss)†		0.34	0.13	0.21	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments		(2.65)	2.06	1.18	(7.23)
Total from Investment Operations		(2.31)	2.19	1.39	(7.27)
Distributions from and/or in excess of: Net Investment Income		(0.20)	(0.21)	—	—
Total Distributions		(0.20)	(0.21)	—	—
Offering Cost Charge to Capital		—	—	—	(0.04)
Anti-Dilutive Effect of Share Repurchase Program		—	0.09	0.01	—
Net Asset Value, End of Period		$12.75	$15.26	$13.19	$11.79
Per Share Market Value, End of Period		$11.40	$14.04	$11.65	$9.70
Total Investment Return:
Market Value		(17.74)%	22.87%	19.49%	(51.25	)%#
Net Asset Value(1)		(15.35)%	17.95%	11.87%	(38.27	)%#
Ratios, Supplemental Data:
Net Assets, End of Period (Thousands)		$84,962	$101,662	$93,038	$83,742
Ratio of Expenses to Average Net Assets		2.03%+	2.13%+	2.05%+	2.71	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets		2.32%+	1.00%+	1.89%+	(1.38	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets		0.00%§	0.00%§	0.01%	0.03	%*
Portfolio Turnover Rate		60%	42%	54%	31	%#

^  Commencement of Operations.

(1)  Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Acquired Fund.

†  Per share amount is based on average shares outstanding.

#  Not annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

Financial Information

Additional financial information about the Acquired Fund is available in its Annual Report to Stockholders for the fiscal year ended October 31, 2011 and its succeeding Semi-Annual Report for the six months ended April 30, 2012.

ADDITIONAL INFORMATION ABOUT THE FUNDS

General

The Acquired Fund is a diversified, closed-end management investment company registered under the 1940 Act. The Acquired Fund was organized under the laws of the State of Maryland on April 30, 2008, pursuant to the Acquired Fund's Articles of Incorporation filed with the State Department of Assessments and Taxation of Maryland on April 30, 2008. Common shares of the Acquired Fund are not issued, insured or guaranteed by as to value or yield by the U.S. Government, its agencies or instrumentalities.

For a discussion of the organization and operation of the Acquiring Fund, see "Portfolio Summary" and "Fund Management" in the Acquiring Fund's Prospectus attached hereto as Exhibit B. For a discussion of the organization and operation of the Company, see "General Information—Fund History" in the Statement of Additional Information relating to the Acquiring Fund.

Rights of Acquired Fund Stockholders and Acquiring Fund Stockholders

The Acquiring Fund is organized as a separate series of shares of common stock of the Company, a Maryland corporation that is governed by its Charter, Bylaws, as amended and Maryland law. The Acquired Fund is organized as a Maryland corporation and is governed by its Charter, Bylaws, as amended and Maryland law. Each Fund is subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by the Commission thereunder, and applicable state securities laws.

Consistent with Maryland law, the Company's Board of Directors, on behalf of the Acquiring Fund, has authorized the issuance of a specific number of shares, although the organizational documents authorize such Board of Directors to increase or decrease, from time to time, as it considers necessary, the aggregate number of shares of stock or of any class of stock which the Company has the authority to issue. The Acquiring Fund's organizational documents allow the Board of Directors to create one or more separate investment portfolios and to establish a separate series of shares for each portfolio and to further subdivide the shares of a series into one or more classes.

Neither the Charter nor the By-Laws of the Company contain specific provisions regarding the personal liability of stockholders. However, under the Maryland General Corporation Law, stockholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a stockholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the stockholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the stockholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the stockholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

The Acquired Fund's Charter and By-Laws, as well as Maryland law, include provisions that could limit the ability of others to acquire control of the Acquired Fund, to modify the structure of the Acquired Fund or to cause it to engage in certain transactions. These provisions, described below, also could have the effect of depriving stockholders of an opportunity to sell their common shares at a premium over prevailing market prices by discouraging third parties from seeking to obtain control of the Acquired Fund in a tender offer or similar transaction. In the opinion of the Acquired Fund, however, these provisions offer several possible advantages. They potentially require persons seeking control of the Acquired Fund to negotiate with its management regarding the price to be paid for the common shares required to obtain such control, they promote continuity and stability and they enhance the Acquired Fund's ability to pursue long-term strategies that are consistent with its investment objectives.

The Acquired Fund holds annual meetings as required by the rules of the NYSE. Under Maryland law and the Acquired Fund's By-laws, the Acquired Fund will call a special meeting of its stockholders upon the written request of stockholders entitled to cast at least a majority of all the votes entitled to be cast at such meeting. Such request for such a special meeting must state the purpose of the meeting and the matters proposed to be acted on at it. The secretary of the Acquired Fund shall (i) inform the stockholders who make the request of the reasonably estimated cost of preparing and mailing a notice of the meeting, and (ii) on payment of these costs to the Acquired Fund notify each stockholder entitled to notice of the meeting. Notwithstanding the above, under Maryland law and the Acquired Fund's By-laws, unless requested by stockholders entitled to cast a majority of all the votes entitled to be cast at the meeting, a special meeting need not be called to consider any matter which is substantially the same as a matter voted on at any special meeting of the stockholders held during the preceding 12 months. The Acquiring Fund is not required, and the Acquiring Fund does not anticipate, holding annual meetings of its stockholders. The Acquiring Fund has certain mechanics whereby stockholders can call a special meeting of the Acquiring Fund.

Stockholders of the Funds generally have the right to approve investment advisory agreements, elect trustees/directors, change fundamental investment policies and vote on other matters required by law or deemed desirable by the Board.

The business of each Fund is supervised by the respective Board of such corporation. The Board of the Acquired Fund consists of the same members as the Board of the Company. For the Acquiring Fund, director vacancies may be filled by approval of a majority of the directors then in office subject to provisions of the 1940 Act. Directors' terms last until the election of such person's successor or until such person's earlier resignation or removal. The Directors of the Acquired Fund are divided into three classes, each having a term of three years, with the term of one class expiring each year. In addition, a Director may be removed from office only by the affirmative vote of at least two-thirds of the votes entitled to be cast by the Acquired Fund's stockholders, and the affirmative vote of 75% or more of the Acquired Fund's outstanding common shares is required to amend, alter or repeal the provisions in the Acquired Fund's Charter relating to removal of Directors. These provisions could delay the replacement of a majority of the Directors and have the effect of making changes in the Board more difficult than if such provisions were not in place.

The affirmative vote of the holders of 75% or more of the outstanding common shares is required to (1) convert the Acquired Fund from a closed-end to an open-end investment company, (2) merge or consolidate with any other entity, (3) dissolve or liquidate the Acquired Fund, (4) sell all or substantially all of its assets, (5) cease to be an investment company registered under the 1940 Act, (6) issue to any person securities in exchange for property worth $1,000,000 or more, exclusive of sales of securities in connection with a public offering, issuance of securities pursuant to a dividend reinvestment plan or other stock dividend or issuance of securities upon the exercise of any stock subscription rights, or (7) amend, alter or repeal the above provisions in the Acquired Fund's Charter. However, if such actions described in (1) through (6) above have been approved or authorized by the affirmative vote of at least 70% of the entire Board, the affirmative vote of only a majority of the outstanding common shares would be required for approval, except in the case of the issuance of securities, in which no stockholder vote would be required unless otherwise required by applicable law. The principal purpose of the above provisions is to increase the Acquired Fund's ability to resist takeover attempts and attempts to change the fundamental nature of the business of the Acquired Fund that are not supported by either the Board or a large majority of the stockholders. These provisions make it more difficult to liquidate, take over or open-end the Acquired Fund and thereby are intended to discourage investors from purchasing its common shares with the hope of making a quick profit by forcing the Acquired Fund to change its structure. These provisions, however, would apply to all actions proposed by anyone, including management, and would make changes in the Acquired Fund's structure accomplished through a transaction covered by the provisions more difficult to achieve. The foregoing provisions also could impede or prevent transactions in which holders of common shares might obtain prices for their common shares in excess of the current market prices at which the Acquired Fund's common shares were then trading. Although these provisions could have the effect of depriving stockholders of an opportunity to sell their common shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of each Fund, the Fund believes the conversion of the Acquired Fund from a closed-end to an open-end investment company to eliminate the discount may not be desired by stockholders, who purchased their common shares in preference to stock of the many mutual funds available.

The foregoing is only a summary of certain differences between the Acquiring Fund and the Acquired Fund under applicable law. It is not intended to be a complete list of differences and Shareholders should refer to the provisions of each Fund's applicable organizational documents for a more thorough comparison. Such documents are filed as part of each Fund's registration statements with the Commission, and Shareholders may obtain copies of such documents as described herein.

Management

Board of Directors of the Funds. The Board of each Fund oversees the management of the Fund, but does not itself manage the Fund. Each Fund's Directors review various services provided by or under the direction of MSIM to ensure that each Fund's general investment policies and programs are properly carried out. The Directors also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

Under state law, the duties of the Directors are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Director to exercise his or her powers in the interest of each Fund and not the Director's own interest or the interest of another person or organization. A Director satisfies his or her duties by acting in good faith with the care that an ordinarily prudent person in a like position would use under similar circumstances and in a manner the Director reasonably believes to be in the best interest of each Fund.

Adviser. Morgan Stanley Investment Management Inc. serves as each Fund's investment adviser. MSIM is a registered investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the "Advisers Act"). MSIM provides portfolio management services to taxable and nontaxable institutions, international organizations and individuals investing in United States and international equity and fixed income securities. As of March 31, 2012, MSIM, together with its affiliated asset management companies, had $303.8 billion of assets under management or supervision. MSIM's principal address is 522 Fifth Avenue, New York, NY 10036. MSIM currently acts as investment adviser for [ ] investment funds (consisting of [ ] funds/portfolios) registered under the 1940 Act. Morgan Stanley & Co. LLC is an affiliate of MSIM.

Investment Advisory Agreement. MSIM provides investment advisory services to each Fund under the terms of each Fund's investment advisory agreement (each, an "Investment Advisory Agreement"). Pursuant to the Acquired Fund's Investment Advisory Agreement, the Acquired Fund pays its advisory fee on a monthly basis at an annual rate of 1.50% of the Acquired Fund's average weekly net assets. Pursuant to the Acquiring Fund's Investment Advisory Agreement, the Acquiring Fund will pay its advisory fee on a quarterly basis at an annual rate of 1.25% of the Acquiring Fund's average daily net assets.

Each Investment Advisory Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by (i) a vote of a majority of those members of the Board who are not "interested persons" of MSIM or a Fund, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by a majority vote of either the Fund's Board or the Fund's outstanding voting securities. The Investment Advisory Agreement may be terminated at any time without payment of penalty by the Fund or by MSIM upon 60 days' written notice. Each Investment Advisory Agreement will automatically terminate in the event of its assignment, as defined under the 1940 Act.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement for the Acquired Fund is available in the Acquired Fund's Annual Report to Stockholders for the fiscal year ended October 31, 2011. A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement for the Acquiring Fund will be available in the Acquiring Fund's [Semiannual Report to Stockholders for the period ending June 30, 2012].

Portfolio Management. Subsequent to the consummation of the Reorganization, the current portfolio management team for the Acquired Fund will continue to be primarily responsible for the day-to-day management of the Acquiring Fund. Each Fund is managed within MSIM's Emerging Markets Equity team and, if the Reorganization is approved, the Acquiring Fund will continue to be managed within MSIM's Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. The member of the team primarily responsible for the day-to-day management of the Funds is Tim Drinkall. Mr. Drinkall has been associated with MSIM in an investment management capacity since

October 2007. Prior to joining MSIM, Mr. Drinkall was a Fund Manager at Gustavia Capital from July 2005 to October 2007.

The composition of each team may change from time to time.

Additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Acquiring Fund is provided in the Company's Statement of Additional Information relating to the Acquiring Fund. In addition, the Statement of Additional Information to this Proxy Statement and Prospectus that is incorporated by reference herein provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Acquired Fund.

Administrator. Pursuant to an Administration Agreement with MSIM, each Fund pays an administration fee equal to 0.08% of the Fund's average weekly net assets. Under a Sub-Administration Agreement between MSIM and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to each Fund. For such services, MSIM pays State Street a portion of the fee MSIM receives from each Fund.

Other Service Providers. State Street, located at One Lincoln Street, Boston, MA 02111-2101, acts as each Fund's custodian. State Street holds cash, securities, and other assets of each Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Computershare Trust Company, N.A. ("Computershare") acts as the Acquired Fund's dividend paying agent, transfer agent and the registrar for the Acquired's common shares. Computershare charges the Acquired Fund an annual fee and is reimbursed for its out-of-pocket expenses.

Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), P.O. Box 219804 Kansas City, Missouri 64121, acts as the Company's dividend disbursing and transfer agent. Pursuant to a transfer agency agreement, the Company pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the portfolios of the Company.

For information about the Board of Directors, MSIM and the distributor of the Acquiring Fund, see "Fund Management—Investment Adviser" in the Acquiring Fund's Prospectus attached hereto as Exhibit B and "Management of the Fund" in the Company's Statement of Additional Information.

Description of Shares and Stockholder Inquiries

Acquiring Fund. For a description of the nature and most significant attributes of shares of the Acquiring Fund, and information regarding stockholder inquiries, see "General Information" in the Company's Statement of Additional Information as well as "Shareholder Information" and "Where to Find Additional Information" in the Acquiring Fund's Prospectus attached hereto as Exhibit B.

Acquired Fund. The Acquired Fund is authorized to issue 100,000,000 shares of common stock, par value $0.01 per share, and 50,000,000 shares of preferred stock, par value $0.01 per share. The shares of preferred stock may be issued in one or more classes or series, each having such designation, number of shares, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption as determined by the Board of Directors, by action of the Board of Directors, without the approval of the common stockholders. To date, the Acquired Fund has not classified any unissued shares of capital stock into, or issued, preferred stock of any class or series.

Common shares of the Acquired Fund, when issued in exchange for consideration therefor, will be fully paid and non-assessable and will have no conversion, preemptive or other subscription rights. Each common share has one vote per share on all matters to be voted upon by stockholders, and stockholders may not cumulate their votes in the election of Directors. Thus, holders of more than 50% of the shares voting for the election of Directors have the power to elect all of the successors of the class of Directors whose term expires at that meeting. All shares are equal as to assets, earnings and the receipt of dividends and distributions, if any, as may be declared by the Board of Directors out of funds available therefore; however, the Acquired Fund's Board of Directors has the authority to classify and reclassify any authorized but unissued shares of capital stock and to establish the rights and preferences of such unclassified shares. In the event of liquidation, dissolution or winding up of the Fund, each common share is entitled to receive its proportion of the Fund's assets remaining after payment of all debts and expenses and the amounts to which holders of any class of stock hereafter classified or reclassified having a preference on distributions in liquidation, dissolution or winding up of the Fund may be entitled.

The Acquired Fund is a closed-end investment company, and as such its stockholders do not have the right to cause the Acquired Fund to redeem their common shares. The Acquired Fund, however, may repurchase common shares from time to time in the open market or in private transactions when it can do so at prices at or below the current NAV per share on terms that represent a favorable investment opportunity. Subject to its investment limitations, the Acquired Fund may borrow to finance the repurchase of common shares. However, the payment of interest on such borrowings will increase the Acquired Fund's expenses and consequently reduce net income. In addition, the Acquired Fund is required under the 1940 Act to maintain "asset coverage" of not less than 300% of its "senior securities representing indebtedness" as such terms are defined in the 1940 Act.

The Acquired Fund's common shares trade in the open market at a price which is a function of several factors, including their NAV and yield. The common shares of closed-end investment companies frequently sell at a discount from, but sometimes at a premium over, their NAVs. There can be no assurance that it will be possible for investors to resell common shares of the Acquired Fund at or above the price at which common shares are offered by this Prospectus or that the market price of the Acquired Fund's common shares will equal or exceed NAV. Since the Acquired Fund may repurchase its common shares at prices below their NAV or make a tender offer for its common shares, the NAV of those common shares that remain outstanding will be increased, but the effect of such repurchases on the market price of the remaining common shares cannot be predicted.

Any offer by the Acquired Fund to repurchase common shares will be made at a price based upon the NAV of the common shares at the close of business on or within 14 days after the last date of the offer. Each offer will be made and stockholders notified in accordance with the requirements of the U.S. Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, either by publication or mailing or both. Each offering document will contain such information as is prescribed by such laws and the rules and regulations promulgated thereunder. When a repurchase offer is authorized by the Acquired Fund's Board, a stockholder wishing to accept the offer may be required to offer to sell all (but not less than all) of the common shares owned by such stockholder (or attributed to him for federal income tax purposes under Section 318 of the Code). The Acquired Fund will purchase all common shares tendered in accordance with the terms of the offer unless it determines to accept none of them (based upon one of the conditions set forth below). Persons tendering common shares may be required to pay a service charge to help defray certain costs of the transfer agent. Any such service charges will not be deducted from the consideration paid for the tendered common shares. During the period of a repurchase offer, the Acquired Fund's stockholders will be able to determine the Acquired Fund's current NAV (which will be calculated weekly) by use of a toll-free telephone number.

Trading History and Share Price Data

The Acquired Fund's common shares are listed and traded on the NYSE. The following table shows the high and low closing prices on the NYSE per common share of the Acquired Fund, the high and low NAV per share and the discount or premium to NAV represented by the quotation for each quarter since January 2010.

	Market Price(1)		Net Asset Value(1)		Premium (Discount)(1)
Quarter Ended	High	Low	High	Low	High	Low
January 31, 2010	$12.0272	$10.66	$13.32	$12.33	-9.434%	-15.847%
April 30, 2010	$12.79	$10.75	$14.22	$12.73	-9.7942%	-15.818%
July 31, 2010	$12.60	$10.97	$13.99	$12.64	-9.098%	-16.3234%
October 31, 2010	$14.04	$12.14	$15.28	$13.56	-6.0176%	-11.1924%
January 31, 2011	$15.59	$13.96	$16.38	$15.29	-4.4253%	-11.3892%
April 30, 2011	$14.79	$13.37	$15.97	$14.51	-6.1989%	-10.5665%
July 31, 2011	$14.25	$12.65	$15.79	$14.42	-8.8427%	-12.5173%

	Market Price(1)		Net Asset Value(1)		Premium (Discount)(1)
Quarter Ended	High	Low	High	Low	High	Low
October 31, 2011	$12.69	$10.75	$14.46	$12.20	-9.45%	-16.1049%
January 31, 2012	$11.42	$10.34	$12.85	$11.85	-13.54%	-9.4324%
April 30, 2012	$11.45	$10.87	$13.18	$12.40	-10.024%	-14.7416%

(1)  As reported by Bloomberg.

Shares of closed-end management companies frequently trade at discounts from their NAVs, and the Acquired Fund's common shares have also traded at a discount in recent times.

There can be no assurance that the Acquired Fund's common shares will trade in the future above, at or below NAV.

Dividends, Distributions and Taxes; Dividend Reinvestment Plan

For a discussion of the Acquiring Fund's policies with respect to dividends, distributions and taxes, see "Shareholder Information—Dividends and Distributions; Taxes" in the Acquiring Fund's Prospectus, "Taxes" in the Company's Statement of Additional Information, and the discussions herein under "Synopsis—Comparison of the Acquired Fund and Acquiring Fund—Dividends," "Synopsis—Tax Consequences of the Reorganization" and "The Reorganization—Tax Aspects of the Reorganization."

It is the Acquired Fund's present policy, which may be changed by the Board, to distribute to stockholders, on an annual basis, all or substantially all of its investment company taxable income and net capital gain to its stockholders. The Acquired Fund may elect annually to retain for reinvestment any net realized long-term capital gains.

Pursuant to the Acquired Fund's Dividend Reinvestment Plan (the "Plan"), each stockholder is deemed to have elected, unless the Plan Agent (defined below) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by Computershare (the "Plan Agent"), in Acquired Fund shares pursuant to the Plan. Stockholders who do not participate in the Plan receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Computershare, as paying agent.

The Plan Agent serves as agent for the stockholders in administering the Plan. If the Directors of the Acquired Fund declare an income dividend or realized capital gains distribution payable either in the Acquired Fund's common shares or in cash, as stockholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive common shares to be issued by the Acquired Fund. If the market price per common share on the valuation date equals or exceeds NAV per common share on that date, the Acquired Fund will issue new shares to participants at NAV unless the NAV is less than 95% of the market price on the valuation date, in which case, at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Acquired Fund's common shares are then listed, the next preceding trading day. If the NAV exceeds the market price of common shares at such time, or if the Acquired Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy the Acquired Fund's common shares in the open market, or elsewhere, with the cash in respect of the dividend or distribution, for the participants' account on, or shortly after, the payment date.

The Plan Agent maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy includes those shares purchased pursuant to the Plan.

In the case of stockholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent administers the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions are paid by the Fund. However, each participant's account is charged a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are generally less than the usual brokerage charges, because the Plan Agent purchases stock for all participants in blocks and prorates the lower commission thus attainable.

The automatic reinvestment of dividends and distributions does not relieve participants of any income tax that may be payable on such dividends and distributions.

The Acquired Fund reserves the right to amend, suspend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all stockholders at least 30 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 30 days' written notice to all stockholders.

Purchases, Exchanges and Redemptions

For a discussion of how the Acquiring Fund's shares may be purchased, exchanged and redeemed, see "Shareholder Information—How to Purchase Class I, Class P and Class L Shares," "—How to Redeem Class I, Class P and Class L Shares" and "—Exchange Privilege" in the Acquiring Fund's Prospectus, "Purchase of Shares" and "Redemption of Shares" in the Company's Statement of Additional Information, and the discussion herein under "Synopsis—Comparison of the Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions."

SHARE INFORMATION

The following persons were known to own of record or beneficially 5% or more of the outstanding common shares of the Acquired Fund as of the Record Date. This information is based on publicly available Schedule 13G disclosures filed with the Commission.

Shareholder	Number of Common Shares	Percentage of Outstanding Common Shares
Choate Investment Advisors, LLC Two International Place Boston, MA 02110	997,142 common shares with sole power to vote or to direct the vote	14.13%

City of London Investment Group PLC and City of London Investment Management Company Limited 77 Gracechurch Street London, EC3V 0AS England	876,587 common shares with shared power to vote or to direct the vote	13.2%

Lazard Asset Management LLC 30 Rockefeller Plaza New York, New York 10112	363,812 common shares with sole power to vote or to direct the vote	5.46%

[As of the Record Date, the Directors and officers of the Acquired Fund, as a group, owned less than 1% of the outstanding common shares of the Acquired Fund.]

The Acquiring Fund is a newly created series of the Company and had no outstanding shares as of the date of this Proxy Statement and Prospectus.

PRINCIPAL RISK FACTORS

For a complete discussion of the risks of the Acquiring Fund, see "Details of the Portfolio—Risks" and "Additional Information about the Portfolio's Investment Strategies and Risks" in the Acquiring Fund's Prospectus attached hereto as Exhibit B. The principal risks and additional risks associated with an investment in the Acquired Fund are summarized below.

Frontier Emerging Market Securities. Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. In addition, the risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries. These types of investments could be affected by factors not usually associated with investments in U.S. issuers, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Acquired Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. These risks and special considerations make investments in companies operating in frontier emerging market countries highly speculative in nature and, accordingly, an investment in the Acquired Fund's common shares must be viewed as highly speculative in nature and may not be suitable for an investor who is not able to afford the loss of his or her entire investment. To the extent that the Acquired Fund invests a significant percentage of its assets in a single frontier emerging market country, the Acquired Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country.

Economic Risk. The economies of individual frontier emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments of many frontier emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In some cases, the government owns or controls many companies, including some of the largest in the country. Accordingly, government actions could have a significant effect on economic conditions in a frontier emerging market country and on market conditions, prices and yields of securities in the Acquired Fund's portfolio. Moreover, the economies of frontier emerging market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

In addition, the inter-relatedness of the economies in frontier emerging market countries has deepened over the years, with the effect that economic difficulties in one country often spread throughout a region or even among all or most markets of frontier emerging market countries, an effect that may vitiate any attempt by the Acquired Fund to reduce risk through geographic diversification of its portfolio investments.

Financial Market Risk. The financial markets of frontier emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Acquired Fund.

Concentration Risk. Investment opportunities in many frontier emerging markets may be concentrated in the banking industry. Based on the Acquired Fund's investment restriction regarding concentration, the Acquired Fund, at all times, is required to invest 25% or more of its total assets in the securities of issuers in the banking industry. As a result, the Acquired Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the banking industry of a frontier emerging market economy than on other industries of its economy. Because the Acquired Fund's investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Acquired Fund's performance.

Securities Market Risk. Investments in securities of issuers operating in frontier emerging market countries may also be exposed to an extra degree of custodial ownership and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself). In some countries, market practice may require that payment shall be made prior to receipt of the security which is being purchased, or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Acquired Fund. In addition, there is generally less governmental supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. The Adviser seeks, where possible, to cause the Acquired Fund to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Adviser will be successful in eliminating this risk for the Acquired Fund, particularly as counterparties operating in frontier emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Acquired Fund. Furthermore, compensation schemes may be non-existent or limited or inadequate to meet the Acquired Fund's claims in any of these events.

Investment and Repatriation Restrictions. Investment in equity securities of issuers operating in certain frontier emerging market countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier emerging market countries and increase the costs and expenses of the Acquired Fund. Certain frontier emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a frontier emerging market country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Acquired Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Acquired Fund of any restrictions on investments. Investing in local markets in frontier emerging market countries may require the Acquired Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Acquired Fund.

Entities with No or Poor Credit Ratings. Investment in frontier emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Acquired Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Tax Regulations. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

International Sanctions. From time to time, certain of the companies in which the Acquired Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S.

government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Acquired Fund will be indirectly subject to those risks.

Common Stock Risk. The Acquired Fund's investments include common stocks. In general, common stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Currency Considerations. The Acquired Fund invests directly in equity securities of issuers operating in frontier emerging market countries that are denominated in the local currency. The Acquired Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar. The values of the currencies of the frontier emerging market countries in which the Acquired Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies of the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Acquired Fund's exposure to foreign currencies may result in reduced returns to the Acquired Fund.

The Acquired Fund computes and distributes its income in U.S. dollars, and the computation of income is made on the date that the income is earned by the Acquired Fund at the foreign exchange rate in effect on that date. If the value of the foreign currencies in which the Acquired Fund receives its income falls relative to the U.S. dollar between the earning of the income and the time at which the Acquired Fund converts the foreign currencies to U.S. dollars, the Acquired Fund may be required to liquidate securities in order to make distributions if the Acquired Fund has insufficient cash in U.S. dollars to meet distribution requirements. See "Dividends and Distributions; Dividend Reinvestment Plan." The liquidation of investments, if required, may have an adverse impact on the Acquired Fund's performance.

Since the Acquired Fund invests in equity securities of issuers operating in frontier emerging market countries that are denominated in the local currency, changes in foreign currency exchange rates will affect the value of securities in the Acquired Fund's portfolio and the unrealized appreciation or depreciation of investments. In addition to changes in the value of the Acquired Fund's portfolio investments resulting from currency fluctuations, the Acquired Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Acquired Fund at one rate, while offering a lesser rate of exchange should the Acquired Fund desire immediately to resell that currency to the dealer. The Acquired Fund conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

The Acquired Fund may, from time to time, seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in currency hedging transactions. There is no limitation on the extent to which the Acquired Fund may engage in currency hedging transactions. Such transactions may include entering into forward currency exchange contracts, currency futures contracts and options on such futures contracts, as well as purchasing put or call options on currencies, in U.S. or foreign markets. Currency hedging involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. The Adviser may in its discretion choose not to hedge against currency risk. In addition, in certain countries in which the Acquired Fund may invest or in certain market conditions, currency hedging opportunities may not be available or it may be uneconomical to do so.

Depositary Receipts. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

Convertible Securities Risk. The Acquired Fund may invest in securities that are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally debt securities (but may include preferred stock) and generally rank senior to common stocks in an issuer's capital structure and, therefore, entail less risk than the issuer's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a debt security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will generally trade at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a debt security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Acquired Fund at varying price levels above their investment values and/or their conversion values in keeping with the Acquired Fund's objectives.

The Acquired Fund may invest in convertible securities rated below investment grade, which may be referred to as "junk." Although the Acquired Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Acquired Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

There are additional special risks associated with the Acquired Fund's investments in "exchangeable" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

Risks of Investing in Other Investment Companies. Subject to the limitations set forth in the 1940 Act or as otherwise permitted by the Commission, the Acquired Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the particular fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a stockholder in an investment company, the Acquired Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Acquired Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Acquired Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Exchange-Traded Funds. The Acquired Fund may purchase shares of various ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or security rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a stockholder in an ETF (as with other investment companies), the Acquired Fund would bear its ratable share of that entity's expenses. At the same time, the Acquired Fund would continue to pay its own investment management fees and other expenses. As a result, the Acquired Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Risks of Engaging in Strategic Transactions. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the other party to the transaction, illiquidity of the derivative instrument, potential mispricing or improper valuation of the derivative instrument and, to the extent the Adviser's prediction as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Strategic Transactions which are used to gain exposure to frontier emerging market countries may be more susceptible to these kinds of risks as a result of certain characteristics of the underlying frontier emerging market, such as illiquid or infrequent trading and volatility of market prices. In addition, it may not always be possible to enter into derivatives contracts in, or in respect of, certain frontier emerging market countries if, in the country in question, Strategic Transactions are deemed to be illegal gaming contracts, or netting is not a recognized legal concept, or appropriate OTC derivative documentation is not available.

The Acquired Fund's investments in interest rate and total return swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and total return swaps is limited to the net amount of interest payments that the Acquired Fund is contractually obligated to make. If the other party to an interest rate or total return swap defaults, the Acquired Fund's risk of loss consists of the net amount of interest payments that the Acquired Fund is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Acquired Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Acquired Fund would be less favorable than it would have been if this investment technique were not used.

A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. There may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Acquired Fund's shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid. To the extent that there is an imperfect correlation between the return on the Acquired Fund's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Acquired Fund's financial risk. The Acquired Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.

Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. When investing in structured notes, it is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured notes) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally.

The Acquired Fund's use of forward contracts and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Acquired Fund could create the possibility that losses on the hedging instrument will be greater than gains in the value of the Acquired Fund's position. In addition, futures markets could be illiquid in some circumstances. As a result, in certain markets, the Acquired Fund might not be able to close out a position without incurring substantial losses. To the extent that the Acquired Fund utilizes forwards or futures transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Acquired Fund that might result from an increase in value of the position. There is no limit on the amount of the Acquired Fund's assets that can be put at risk through the use of forwards and futures contracts thereon. In addition, the daily variation margin requirements for futures contracts create an ongoing potential financial risk. Losses resulting from the use of hedging will reduce the Acquired Fund's NAV, and possibly income, and the losses can be greater than if hedging had not been used. The Acquired Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the requirements of the Code relating to qualification as a regulated investment company. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Acquired Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

Small- and Medium-Capitalization Companies. Companies in frontier emerging markets generally do not have large market capitalizations. The Acquired Fund's investments in small- and medium-capitalization companies carry more risk than investments in larger companies. While some of the Acquired Fund's holdings in these companies may be listed on a local securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Acquired Fund's ability to sell certain securities at favorable prices and may also make it difficult for the Acquired Fund to obtain market quotations based on actual trades for purposes of valuing the Acquired Fund's securities. Investing in lesser-known, small- and medium-capitalization companies involves greater risk of volatility of the Acquired Fund's NAV than is customarily associated with larger, more established companies. Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Additional Risk Considerations

Sovereign Debt Securities Risk. Investments in frontier emerging market countries' government debt securities involve special risks. Certain frontier emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of a frontier emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to service its debts on a timely basis. Holders of government debt, including the Acquired Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Acquired Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Investments in frontier emerging market countries' government debt securities involve currency risk. Currency exchange rates may be negatively impacted by rates of inflation, interest rate levels, balance of payments and governmental surpluses or deficits in the frontier emerging market countries in which the Acquired Fund invests. Governments that issue sovereign debt obligations may engage in certain techniques to control the value of their local currencies. Such techniques include central bank intervention, imposition of regulatory controls or the imposition of taxes that may impact the exchange rates of the local currencies in which the debt obligations are denominated. Frontier emerging market countries may also issue a new currency to replace an existing currency or may devaluate their currencies. The liquidity and market values of the Acquired Fund's investments in debt obligations of issuers located in frontier emerging market countries may be impacted by the actions of the governments of the frontier emerging market countries in which the Acquired Fund invests.

The issuers of the government debt securities in which the Acquired Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements, and obtaining new credit to finance interest payments. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Acquired Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Acquired Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Corporate Debt Obligations Risk. Prices of corporate debt obligations fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the corporate debt obligations in which the Acquired Fund may invest may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Debt Securities Risk. All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Loan Participations and Assignments Risk. The Acquired Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions. The Acquired Fund's investments in loans in most instances will be in the form of participations in loans or assignments of all or a portion of loans from third parties. In connection with purchasing participations, the Acquired Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Acquired Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Acquired Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Acquired Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender's insolvency, the lender's servicing of the participation may be delayed and the assignability of the participation impaired. The Acquired Fund will acquire participations only if the lender interpositioned between the Acquired Fund and the borrower is determined by the Adviser to be creditworthy.

The Acquired Fund may have difficulty disposing of assignments and participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Acquired Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Acquired Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Acquired Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Acquired Fund to assign a value to these securities for purposes of valuing the Acquired Fund's portfolio and calculating its NAV.

Yankee Dollar Obligations, Eurobonds and Global Bonds Risk. Yankee dollar obligations, eurobonds and global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. To a limited extent, they may also be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of the currency in which the securities are denominated, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Repurchase Agreements Risk. Subject to its investment objective and policies, the Acquired Fund may invest without limit in repurchase agreements. Repurchase agreements typically involve the acquisition by the Acquired Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Acquired Fund will sell the securities back to the institution at a fixed time in the future. The Acquired Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Acquired Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the underlying security during the period while the Acquired Fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Acquired Fund follows procedures approved by the Acquired Fund's Board of Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Acquired Fund generally will seek to liquidate such collateral. However, the exercising of the Acquired Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Acquired Fund could suffer a loss. With regard to reverse repurchase agreements, there is a risk that the buyer of the securities sold by the Acquired Fund may not deliver them at the time that the Acquired Fund seeks to repurchase.

Lower Rated and Unrated Securities Risk. The Acquired Fund may invest in securities that are generally considered to have a credit quality rated below investment grade by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"). Non-investment grade securities (that is, rated Ba1 or lower by Moody's or BB+ or lower by S&P) are commonly referred to as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. The Acquired Fund may invest in defaulted securities. Some of the debt securities held by the Acquired Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody's or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.

Debt instruments rated below investment grade and unrated debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of instruments rated below investment grade and unrated instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment grade and unrated securities especially in a market characterized by a low volume of trading.

Tax Risk. The Acquired Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under the Code. If the Acquired Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on its net investment income, including net capital gain, distributed (or deemed distributed, as described below) to stockholders, provided that, for each taxable year, the Acquired Fund distributes (or is treated as distributing) to its stockholders an amount equal to or exceeding 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Acquired Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. In order for the Acquired Fund to qualify as a regulated investment company in any taxable year, the Acquired Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must be from certain types of qualifying income. Foreign currency gains will generally be treated as qualifying income for purposes of the 90% gross income requirement as long as such gains are derived with respect to the business of investing in stocks, securities or such currencies. However, the U.S. Treasury Department has authority to issue regulations in the future that could treat some or all of the Acquired Fund's foreign currency gains as non-qualifying income, thereby jeopardizing the Acquired Fund's status as a regulated investment company for all years to which the regulations are applicable. If for any taxable year the Acquired Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Acquired Fund to tax at the corporate level (currently, at a maximum U.S. federal tax rate of 35%) and, when such income is distributed, to a further tax at the stockholder level to the extent of the Acquired Fund's current or accumulated earnings and profits.

Investment Risk. You may lose money by investing in the Acquired Fund, including the possibility that you may lose all of your investment. An investment in the Acquired Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation or any other governmental agency.

The Acquired Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Acquired Fund a complete investment program.

Net Asset Value Discount. Frequently, shares of closed-end investment companies, such as the Acquired Fund, trade at a price below their NAV, commonly referred to as a "discount." Historically, shares of closed-end funds have traded at a discount to their NAV and the Acquired Fund cannot predict whether its shares will trade at a discount to their NAV. Immediately following the offering, the NAV of the Acquired Fund's shares will be reduced by offering costs paid by the Acquired Fund creating an increased risk that the Acquired Fund will trade at a discount to its NAV for a period following the offering. Therefore, there is an added risk to investors who may sell their shares shortly after the offering. Before making an investment decision, a prospective investor should consider the suitability of this investment with respect to the investor's investment objectives and personal situation.

Inflation Risk. Inflation risk refers to fluctuations in the value of currency. Inflation decreases the value of money, thereby decreasing the real value of the Acquired Fund's future investment returns. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Acquired Fund and the Acquired Fund's common shares. Most frontier emerging market countries are high growth economies which are particularly prone to, and have in fact experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain frontier emerging market countries. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

Illiquid Investments. Investment of the Acquired Fund's assets in illiquid securities may restrict the ability of the Acquired Fund to dispose of its investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Acquired Fund's operations require cash, such as when the Acquired Fund pays dividends or distributions or if the Acquired Fund repurchases common shares, and could result in the Acquired Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Counterparty Risk. The Acquired Fund will be subject to credit risk with respect to the counterparties to any Strategic Transactions entered into by the Acquired Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations in connection with a Strategic Transaction due to financial difficulties, the Acquired Fund may experience significant delays in obtaining any recovery in connection with the Strategic Transaction in bankruptcy or other reorganization proceeding. The Acquired Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Risks of Lending Portfolio Securities. The Acquired Fund may lend its portfolio securities to brokers, dealers, domestic and foreign banks and other institutional investors. By lending its portfolio securities, the Acquired Fund will attempt to earn incremental income on portfolio securities through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Acquired Fund. The Acquired Fund employs an agent to implement the securities lending program and the agent receives a fee from the Acquired Fund for its services. The Acquired Fund will not lend more than 33 1/3% of the value of its net assets. The Acquired Fund may lend its portfolio securities consistent with the Acquired Fund's investment objective so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the rules and regulations or interpretations of the Commission thereunder, which currently require that (i) the borrower pledge and maintain with the Acquired Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Acquired Fund at any time; and (iv) the Acquired Fund receive a reasonable return on the loan (which may include the Acquired Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Acquired Fund retains the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan. There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income that can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Acquired Fund's Board of Directors. The Acquired Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Portfolio Turnover Risk. The Acquired Fund may engage in active and frequent trading of its portfolio securities. The Acquired Fund's annual portfolio turnover rate may be greater than 100%. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held by the Acquired Fund. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the stockholders.

Certain Affiliations. Certain broker-dealers, including Morgan Stanley & Co. LLC, will be considered affiliated persons of the Acquired Fund or MSIM. Absent an exemption from the Commission or other regulatory relief, the Acquired Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Acquired Fund's ability to engage in securities transactions and take advantage of market opportunities.

Market Disruption and Geopolitical Risk. The aftermath of the wars in Iraq and Afghanistan, instability in the Middle East and terrorist attacks and around the world, as well as concerns over the outbreak of infectious diseases, have resulted in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Acquired Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and global securities markets.

Anti-Takeover Provisions. The Acquired Fund's Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Acquired Fund or convert the Acquired Fund to open-end status and delay or limit the ability of other persons to acquire control of the Acquired Fund. These provisions could deprive the Acquired Fund's common stockholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares or at NAV. The Acquired Fund's Board of Directors has determined that these provisions are in the best interests of stockholders generally.

FINANCIAL STATEMENTS AND EXPERTS

The Acquiring Fund is a newly created series of the Company and has not yet commenced operations. As a result, the Acquiring Fund has no financial statements.

The financial statements of the Acquired Fund, for the fiscal year ended October 31, 2011 and for the six months ended April 30, 2012, that are incorporated by reference in the Statement of Additional Information relating to the Company's Registration Statement of which this Proxy Statement and Prospectus forms a part, have been audited (except for the semi-annual report) by _________________, an independent registered public accounting firm. The financial statements are incorporated by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of the Acquiring Fund Shares will be passed upon by Dechert LLP, New York, New York. Such firm will rely on Maryland counsel as to matters of Maryland law.

AVAILABLE INFORMATION

Additional information about each Fund is available, as applicable, in the following documents which are incorporated herein by reference: (i) the Acquiring Fund's Prospectus dated [ ], 2012, attached to this Proxy Statement and Prospectus as Exhibit B, which Prospectus forms a part of Post-Effective Amendment No. [ ] to the Company's Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624) (ii) the Acquired Fund's

Annual Report for its fiscal year ended October 31, 2011 and (ii) the Acquired Fund's Semi-Annual Report for the six-month period ended April 30, 2012. The foregoing documents may be obtained without charge by calling (800) 231-2608 (toll-free) with respect to the Acquired Fund and (800) 548-7786 with respect to the Acquiring Fund.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about each Fund which are of public record can be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information about the Reference Room's operations may be obtained by calling the Commission at (202) 551-8090. Reports and other information about each Portfolio and the Company are available on the EDGAR Database on the Commission's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-1520.

OTHER BUSINESS

Management of the Acquired Fund knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the Proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the Proxy to vote this Proxy in accordance with their judgment on such matters.

  By Order of the Boards of Directors,

  Mary E. Mullin
  Secretary

[ ], 2012

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this ___ day of ____, 2012, by and between MORGAN STANLEY INSTITUTIONAL FUND, INC. (the "Company"), a Maryland corporation, on behalf of Frontier Emerging Markets Portfolio ("Acquiring Fund"), and MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC., a Maryland corporation ("Acquired Fund").

This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to Acquiring Fund of substantially all of the assets of Acquired Fund in exchange for the assumption by Acquiring Fund of all stated liabilities of Acquired Fund and the issuance by Acquiring Fund of shares of common stock, par value $0.001 per share (the "Acquiring Fund Shares"), to be distributed, after the Closing Date hereinafter referred to, to the stockholders of Acquired Fund in liquidation of Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  The Reorganization and Liquidation of Acquired Fund

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Acquired Fund agrees to assign, deliver and otherwise transfer the Acquired Fund Assets (as defined in paragraph 1.2) to Acquiring Fund, and the Company, on behalf of Acquiring Fund, agrees in exchange therefor to assume all of Acquired Fund's stated liabilities on the Closing Date as set forth in paragraph 1.3 and to deliver to Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2.  (a)  The "Acquired Fund Assets" shall consist of all property, including without limitation, all cash, cash equivalents, securities and dividend and interest receivables owned by Acquired Fund, and any deferred or prepaid expenses shown as an asset on Acquired Fund's books on the Valuation Date.

  (b)  On or prior to the Valuation Date, Acquired Fund will provide Acquiring Fund with a list of all of Acquired Fund's assets to be assigned, delivered and otherwise transferred to Acquiring Fund and a list of the stated liabilities to be assumed by Acquiring Fund pursuant to this Agreement. Acquired Fund reserves the right to sell any of the securities on such list but will not, without the prior approval of the Company, on behalf of Acquiring Fund, acquire any additional securities other than securities of the type in which Acquiring Fund is permitted to invest and in amounts agreed to in writing by the Company, on behalf of Acquiring Fund. The Company, on behalf of Acquiring Fund will, within a reasonable time prior to the Valuation Date, furnish Acquired Fund with a statement of Acquiring Fund's investment objective, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Acquiring Fund's investment objective, policies and restrictions. In the event that Acquired Fund holds any investments that Acquiring Fund is not permitted to hold, Acquired Fund will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Acquired Fund and Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Acquiring Fund with respect to such investments, Acquired Fund if requested by the Company, on behalf of Acquiring Fund, will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3.  Acquired Fund will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. The Company, on behalf of Acquiring Fund, will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of

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Acquired Fund prepared by the Treasurer of Acquired Fund as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

1.4.  In order for Acquired Fund to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, Acquired Fund will on or before the Valuation Date (a) declare a dividend in an amount large enough so that Acquired Fund will have declared dividends of substantially all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

1.5.  On the Closing Date or as soon as practicable thereafter, Acquired Fund will distribute Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1 pro rata to its stockholders of record determined as of the close of business on the Valuation Date ("Acquired Fund Stockholders"). Each Acquired Fund Stockholder will receive Acquiring Fund Shares. Such distribution will be accomplished by an instruction, signed by Acquired Fund's Secretary, to transfer Acquiring Fund Shares then credited to Acquired Fund's account on the books of Acquiring Fund to open accounts on the books of Acquiring Fund in the names of the Acquired Fund Stockholders and representing the respective pro rata number of Acquiring Fund Shares due such Acquired Fund Stockholders. All issued and outstanding shares of Acquired Fund simultaneously will be canceled on Acquired Fund's books.

1.6.  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's current Prospectus, as supplemented, and the Company's Statement of Additional Information.

1.7.  Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of Acquiring Fund Shares on Acquired Fund's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Acquiring Fund Shares are to be issued and transferred.

1.8.  Any reporting responsibility of Acquired Fund is and shall remain the responsibility of Acquired Fund up to and including the date on which Acquired Fund is terminated and deregistered pursuant to paragraph 1.9.

1.9. Within one year after the Closing Date, Acquired Fund shall pay or make provision for the payment of all Acquired Fund's liabilities and taxes. If and to the extent that any trust, escrow account or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to stockholders of Acquired Fund, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of Acquired Fund for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. Acquired Fund shall be dissolved as a Maryland corporation and deregistered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), following the making of all distributions pursuant to paragraph 1.5.

1.10. Copies of all books and records maintained on behalf of Acquired Fund in connection with its obligations under the 1940 Act, the Code, state blue sky laws or otherwise in connection with this Agreement will promptly be delivered after the Closing to officers of Acquiring Fund or their designee, and Acquiring Fund or its designee shall comply with applicable record retention requirements to which Acquired Fund is subject under the 1940 Act.

2.  Valuation

2.1.  The value of the Acquired Fund Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day, following the receipt of the requisite approval of this Agreement by Acquired Fund Stockholders or at such time on such earlier or later date after such approval, as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in Acquiring Fund's then current Prospectus, as supplemented, and the Company's Statement of Additional Information.

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2.2.  The net asset value of an Acquiring Fund Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Acquiring Fund's then current Prospectus, as supplemented, and the Company's Statement of Additional Information.

2.3.  The number of Acquiring Fund Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of Acquired Fund shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Acquiring Fund (determined in accordance with paragraph 2.2).

2.4.  All computations of value shall be made by Morgan Stanley Services Company Inc. ("Morgan Stanley Services") in accordance with its regular practice in pricing Acquiring Fund. The Company, on behalf of Acquiring Fund, shall cause Morgan Stanley Services to deliver a copy of Acquiring Fund's valuation report at the Closing.

3.  Closing and Closing Date

3.1.  The Closing shall take place on the Valuation Date or on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

3.2.  Portfolio securities held by Acquired Fund and represented by a certificate or other written instrument shall be presented by it or on its behalf to State Street Bank and Trust Company (the "Custodian"), as custodian for Acquiring Fund, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by Acquired Fund to the Custodian for the account of Acquiring Fund on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "State Street Bank and Trust Company, Custodian for Morgan Stanley Institutional Fund, Inc."

3.3.  In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Company, on behalf of Acquiring Fund, and Acquired Fund, accurate appraisal of the value of the net assets of Acquiring Fund or the Acquired Fund Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.4.  If requested, Acquired Fund shall deliver to the Company, on behalf of Acquiring Fund, or its designee (a) at the Closing, a list, certified by Acquired Fund's Secretary, of the names, addresses and taxpayer identification numbers of the Acquired Fund Stockholders and the number and percentage ownership of outstanding Acquired Fund shares owned by each such Acquired Fund Stockholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Stockholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Company, on behalf of Acquiring Fund, shall issue and deliver to such Secretary a confirmation evidencing delivery of Acquiring Fund Shares to be credited on the Closing Date to Acquired Fund or provide evidence satisfactory to Acquired Fund that such Acquiring Fund Shares have been credited to Acquired Fund's account on the books of Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

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4.  Covenants of Acquiring Fund and Acquired Fund

4.1.  Except as otherwise expressly provided herein, the Acquired Fund and the Company, on behalf of Acquiring Fund, will operate in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

4.2.  The Company will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to Acquiring Fund Shares ("Registration Statement"). Acquired Fund will provide the Proxy Materials as described in paragraph 4.3 below for inclusion in the Registration Statement. The Company, on behalf of the Acquiring Fund, and the Acquired Fund agree that each of Acquired Fund and Acquiring Fund will further provide such other information and documents as are reasonably necessary for the preparation of the Registration Statement.

4.3.  Acquired Fund will call a meeting of Acquired Fund's stockholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Acquired Fund will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that the Company, on behalf of Acquiring Fund, will furnish Acquired Fund with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.

4.4.  Acquired Fund will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

4.5.  Subject to the provisions of this Agreement, the Company, on behalf of the Acquiring Fund, and the Acquired Fund agree that each respective Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6.  Acquired Fund shall furnish or cause to be furnished to Acquiring Fund within 30 days after the Closing Date a statement of Acquired Fund's assets and liabilities as of the Closing Date, which statement shall be certified by Acquired Fund's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement certified by Acquired Fund's Treasurer of Acquired Fund's earnings and profits for federal income tax purposes that will be carried over to Acquiring Fund pursuant to Section 381 of the Code.

4.7.  As soon after the Closing Date as is reasonably practicable, Acquired Fund (a) shall prepare and file all federal and other tax returns and reports of Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

4.8.  The Company agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the Closing Date.

5.  Representations and Warranties

5.1.  The Company, on behalf of Acquiring Fund, represents and warrants to Acquired Fund as follows:

  (a)  Acquiring Fund is a series of the Company, a validly existing Maryland corporation with full power to carry on its business as presently conducted;

  (b)  The Company is a duly registered, open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

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  (c)  All of the issued and outstanding shares of Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Acquiring Fund are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquiring Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

  (d)  The current Prospectus of the Acquiring Fund and Statement of Additional Information of the Company conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

  (e)  The Company is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of its Articles of Incorporation or By-Laws, each as amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound;

  (f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, Acquiring Fund or any of their properties or assets which, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and the Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

  (g)  The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquiring Fund for its last completed fiscal year, audited by Ernst & Young LLP (copies of which will be furnished to Acquired Fund), fairly present, in all material respects, Acquiring Fund's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there will be no known liabilities of Acquiring Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

  (h)  All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

  (i)  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company, and this Agreement constitutes a valid and binding obligation of Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquiring Fund's performance of this Agreement;

  (j)  Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of the Acquired Fund Stockholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

  (k)  All material federal and other tax returns and reports of Acquiring Fund required by law to be filed on or before the Closing Date have been filed and are correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment

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thereof, and to the best of Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (l)  For each taxable year since its inception, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of the Company's obligations with respect to Acquiring Fund under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of Acquiring Fund to continue to meet the requirements of Subchapter M of the Code;

  (m)  Since December 31, 2011, there has been no change by Acquiring Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles;

  (n)  The information furnished or to be furnished by the Company on behalf of Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

  (o)  The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

5.2.  Acquired Fund represents and warrants to the Company, on behalf of Acquiring Fund, as follows:

  (a)  Acquired Fund is a validly existing Maryland corporation with full power to carry on its business as presently conducted;

  (b)  Acquired Fund is a duly registered, closed-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

  (c)  All of the issued and outstanding shares of beneficial interest of Acquired Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Acquired Fund are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquired Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

  (d)  Acquired Fund is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Acquired Fund's Charter or By-Laws, each as amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Fund is a party or by which it is bound;

  (e)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect Acquired Fund's financial condition or the conduct of its business; and Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, Acquired Fund's business or Acquired Fund's ability to consummate the transactions herein contemplated;

  (f)  The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquired Fund for its last completed fiscal year, audited by Ernst & Young LLP, Acquired Fund's independent registered public accounting firm (copies of which have been or will be furnished to

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Acquiring Fund) fairly present, in all material respects, Acquired Fund's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of Acquired Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

  (g)  Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

  (h)  All issued and outstanding shares of Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of stockholders submitted to Acquiring Fund pursuant to paragraph 3.4;

  (i)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Acquired Fund, and subject to the approval of Acquired Fund Stockholders, this Agreement constitutes a valid and binding obligation of Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquired Fund's performance of this Agreement;

  (j)  All material federal and other tax returns and reports of Acquired Fund required by law to be filed on or before the Closing Date shall have been filed and are correct and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (k)  For each taxable year since its inception, Acquired Fund has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Acquired Fund to continue to meet the requirements of Subchapter M of the Code;

  (l)  At the Closing Date, Acquired Fund will have good and valid title to the Acquired Fund Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Acquired Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

  (l)  On the effective date of the Registration Statement, at the time of the meeting of Acquired Fund's Stockholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Acquiring Fund Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Acquired Fund for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

  (m)  Acquired Fund will, on or prior to the Valuation Date, declare one or more dividends or other distributions to stockholders that, together with all previous dividends and other distributions to stockholders, shall

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have the effect of distributing to the stockholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

  (n)  Acquired Fund has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

  (o)  Acquired Fund is not acquiring Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.  Conditions Precedent to Obligations of Acquired Fund

The obligations of Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1.  All representations and warranties of the Company made on behalf of Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Company, on behalf of Acquiring Fund, shall have delivered to Acquired Fund a certificate of the Company's President and Treasurer, in a form reasonably satisfactory to Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquired Fund shall reasonably request;

6.3.  Acquired Fund shall have received a favorable opinion from Dechert LLP, counsel to Acquiring Fund, dated as of the Closing Date, to the effect that:

  (a)  Acquiring Fund is a series of the Company, is a validly existing Maryland corporation, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) the Company is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by the Company and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Acquired Fund, is a valid and binding obligation of Acquiring Fund enforceable against Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) Acquiring Fund Shares to be issued to Acquired Fund Stockholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable, and no stockholder of Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof (Maryland counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Company's Articles of Incorporation or By-Laws, each as amended; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

6.4.  As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions of Acquiring Fund or any increase in the investment management fees or annual fees pursuant to Acquiring Fund's shareholder services plan fees from those described in Acquiring Fund's Prospectus dated [ ], 2012, as may be supplemented, and the Company's Statement of Additional Information dated [     ], 2012, as may be supplemented.

A-8

7.  Conditions Precedent to Obligations of Acquiring Fund

The obligations of the Company, on behalf of Acquiring Fund, to complete the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.  Acquired Fund shall have delivered to Acquiring Fund at the Closing a certificate of Acquired Fund's President and its Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company, on behalf of Acquiring Fund, shall reasonably request;

7.3.  Acquired Fund shall have delivered to Acquiring Fund a statement of the Acquired Fund Assets and its liabilities, together with a list of Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Acquired Fund;

7.4.  The Company, on behalf of Acquiring Fund, shall have received at the Closing a favorable opinion from Dechert LLP, counsel to Acquired Fund, dated as of the Closing Date to the effect that:

  (a)  Acquired Fund is a validly existing Maryland corporation and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) Acquired Fund is a duly registered, closed-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Acquired Fund and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Company, on behalf of Acquiring Fund, is a valid and binding obligation of Acquired Fund enforceable against Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquired Fund's Declaration of Trust or By-Laws, each as amended; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

7.5.  On the Closing Date, the Acquired Fund Assets shall include no assets that Acquiring Fund, by reason of limitations of the Acquired Fund's Declaration of Trust, as amended, or otherwise, may not properly acquire.

8.  Further Conditions Precedent to Obligations of Acquiring Fund and Acquired Fund

The obligations of Acquired Fund and the Company, on behalf of Acquiring Fund, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1.  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of Acquired Fund's Articles of Incorporation, as amended, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund;

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8.2.  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by Acquiring Fund or the Company, on behalf of Acquiring Fund, or Acquired Fund to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund;

8.4.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.  Acquired Fund shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Acquired Fund Stockholders all of Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

8.6.  The parties shall have received the opinion of the law firm of Dechert LLP (based on such representations as such law firm shall reasonably request), addressed to Acquiring Fund and Acquired Fund, which opinion may be relied upon by the stockholders of Acquired Fund, substantially to the effect that, for federal income tax purposes:

  (a)  The transfer of Acquired Fund's assets in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of certain stated liabilities of Acquired Fund followed by the distribution by Acquired Fund of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their Acquired Fund shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b)  No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the stated liabilities of Acquired Fund;

  (c)  No gain or loss will be recognized by Acquired Fund upon the transfer of the assets of Acquired Fund to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the stated liabilities or upon the distribution of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their Acquired Fund shares;

  (d)  No gain or loss will be recognized by the Acquired Fund Stockholders upon the exchange of the Acquired Fund shares for Acquiring Fund Shares;

  (e)  The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Stockholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by each such Acquired Fund Stockholder immediately prior to the Reorganization;

  (f)  The holding period of Acquiring Fund Shares to be received by each Acquired Fund Stockholder will include the period during which the Acquired Fund shares surrendered in exchange therefor were held (provided such Acquired Fund shares were held as capital assets on the date of the Reorganization);

A-10

  (g)  The tax basis of the assets of Acquired Fund acquired by Acquiring Fund will be the same as the tax basis of such assets to Acquired Fund immediately prior to the Reorganization; and

  (h)  The holding period of the assets of Acquired Fund in the hands of Acquiring Fund will include the period during which those assets were held by Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Company, on behalf of Acquiring Fund, nor Acquired Fund, may waive the conditions set forth in this paragraph 8.6.

9.  Fees and Expenses

9.1.  (a)  Acquired Fund shall bear all the expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including printing, filing and proxy solicitation expenses, legal, accounting, Commission registration fees and Blue Sky expenses.

  (b)  In the event the transactions contemplated herein are not consummated by reason of Acquired Fund being either unwilling or unable to go forward (other than by reason of the non-fulfillment or failure of any condition to Acquired Fund's obligations specified in this Agreement), Acquired Fund's only obligation hereunder shall be to reimburse Acquiring Fund for all reasonable out-of-pocket fees and expenses incurred by Acquiring Fund in connection with those transactions.

  (c)  In the event the transactions contemplated herein are not consummated by reason of Acquiring Fund being either unwilling or unable to go forward (other than by reason of the non-fulfillment or failure of any condition to Acquiring Fund's obligations specified in this Agreement), Acquiring Fund's only obligation hereunder shall be to reimburse Acquired Fund for all reasonable out-of-pocket fees and expenses incurred by Acquired Fund in connection with those transactions.

10.  Entire Agreement; Survival of Warranties

10.1.  This Agreement constitutes the entire agreement between the parties.

10.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Acquired Fund hereunder shall not survive the dissolution and complete liquidation of Acquired Fund in accordance with Section 1.9.

11.  Termination

11.1.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

  (a)  by the mutual written consent of Acquired Fund, and the Company, on behalf of Acquiring Fund;

  (b)  by either the Company, on behalf of Acquiring Fund, or Acquired Fund, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement), if the Closing shall not have occurred on or before April 25, 2013; or

  (c)  by either the Company, on behalf of Acquiring Fund, or Acquired Fund, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Acquired Fund Stockholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

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11.2.  (a)  Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Fund or Acquired Fund, or the directors or officers of the Company, on behalf of Acquiring Fund, or the directors or officers of the Acquired Fund, to any other party or its directors, trustees or officers.

  (b)  Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Fund or Acquired Fund, or the directors or officers of the Company, on behalf of Acquiring Fund, or the directors or officers of Acquired Fund, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.  Miscellaneous

13.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

13.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies hereunder or by reason of this Agreement.

13.5.  The obligations and liabilities of Acquiring Fund hereunder are solely those of Acquiring Fund. It is expressly agreed that no stockholder, nominee, director, officer, agent, or employee of Acquiring Fund, or the directors or officers of the Company, acting on behalf of Acquiring Fund, shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the directors of Acquiring Fund and signed by authorized officers of the Company, acting on behalf of Acquiring Fund, and neither such authorization by such directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

13.6.  The obligations and liabilities of Acquired Fund hereunder are solely those of Acquired Fund. It is expressly agreed that no stockholder, nominee, director, officer, agent or employee of Acquired Fund, or the directors or officers of Acquired Fund shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the directors of Acquired Fund and signed by authorized officers of Acquired Fund acting as such, and neither such authorization by such directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MORGAN STANLEY INSTITUTIONAL FUND, INC., on behalf of the Acquiring Fund

By: Name: Title:

MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC.

By: Name: Title:

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Exhibit B

PROSPECTUS OF ACQUIRING FUND DATED [          ], 2012

B-1

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this ___ day of ____, 2012, by and between MORGAN STANLEY INSTITUTIONAL FUND, INC. (the "Company"), a Maryland corporation, on behalf of Frontier Emerging Markets Portfolio ("Acquiring Fund"), and MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC., a Maryland corporation ("Acquired Fund").

This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to Acquiring Fund of substantially all of the assets of Acquired Fund in exchange for the assumption by Acquiring Fund of all stated liabilities of Acquired Fund and the issuance by Acquiring Fund of shares of common stock, par value $0.001 per share (the "Acquiring Fund Shares"), to be distributed, after the Closing Date hereinafter referred to, to the stockholders of Acquired Fund in liquidation of Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  The Reorganization and Liquidation of Acquired Fund

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Acquired Fund agrees to assign, deliver and otherwise transfer the Acquired Fund Assets (as defined in paragraph 1.2) to Acquiring Fund, and the Company, on behalf of Acquiring Fund, agrees in exchange therefor to assume all of Acquired Fund's stated liabilities on the Closing Date as set forth in paragraph 1.3 and to deliver to Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2.  (a)  The "Acquired Fund Assets" shall consist of all property, including without limitation, all cash, cash equivalents, securities and dividend and interest receivables owned by Acquired Fund, and any deferred or prepaid expenses shown as an asset on Acquired Fund's books on the Valuation Date.

  (b)  On or prior to the Valuation Date, Acquired Fund will provide Acquiring Fund with a list of all of Acquired Fund's assets to be assigned, delivered and otherwise transferred to Acquiring Fund and a list of the stated liabilities to be assumed by Acquiring Fund pursuant to this Agreement. Acquired Fund reserves the right to sell any of the securities on such list but will not, without the prior approval of the Company, on behalf of Acquiring Fund, acquire any additional securities other than securities of the type in which Acquiring Fund is permitted to invest and in amounts agreed to in writing by the Company, on behalf of Acquiring Fund. The Company, on behalf of Acquiring Fund will, within a reasonable time prior to the Valuation Date, furnish Acquired Fund with a statement of Acquiring Fund's investment objective, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Acquiring Fund's investment objective, policies and restrictions. In the event that Acquired Fund holds any investments that Acquiring Fund is not permitted to hold, Acquired Fund will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Acquired Fund and Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Acquiring Fund with respect to such investments, Acquired Fund if requested by the Company, on behalf of Acquiring Fund, will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3.  Acquired Fund will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. The Company, on behalf of Acquiring Fund, will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of

Acquired Fund prepared by the Treasurer of Acquired Fund as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

1.4.  In order for Acquired Fund to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, Acquired Fund will on or before the Valuation Date (a) declare a dividend in an amount large enough so that Acquired Fund will have declared dividends of substantially all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

1.5.  On the Closing Date or as soon as practicable thereafter, Acquired Fund will distribute Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1 pro rata to its stockholders of record determined as of the close of business on the Valuation Date ("Acquired Fund Stockholders"). Each Acquired Fund Stockholder will receive Acquiring Fund Shares. Such distribution will be accomplished by an instruction, signed by Acquired Fund's Secretary, to transfer Acquiring Fund Shares then credited to Acquired Fund's account on the books of Acquiring Fund to open accounts on the books of Acquiring Fund in the names of the Acquired Fund Stockholders and representing the respective pro rata number of Acquiring Fund Shares due such Acquired Fund Stockholders. All issued and outstanding shares of Acquired Fund simultaneously will be canceled on Acquired Fund's books.

1.6.  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's current Prospectus, as supplemented, and the Company's Statement of Additional Information.

1.7.  Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of Acquiring Fund Shares on Acquired Fund's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Acquiring Fund Shares are to be issued and transferred.

1.8.  Any reporting responsibility of Acquired Fund is and shall remain the responsibility of Acquired Fund up to and including the date on which Acquired Fund is terminated and deregistered pursuant to paragraph 1.9.

1.9. Within one year after the Closing Date, Acquired Fund shall pay or make provision for the payment of all Acquired Fund's liabilities and taxes. If and to the extent that any trust, escrow account or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to stockholders of Acquired Fund, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of Acquired Fund for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. Acquired Fund shall be dissolved as a Maryland corporation and deregistered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), following the making of all distributions pursuant to paragraph 1.5.

1.10. Copies of all books and records maintained on behalf of Acquired Fund in connection with its obligations under the 1940 Act, the Code, state blue sky laws or otherwise in connection with this Agreement will promptly be delivered after the Closing to officers of Acquiring Fund or their designee, and Acquiring Fund or its designee shall comply with applicable record retention requirements to which Acquired Fund is subject under the 1940 Act.

2.  Valuation

2.1.  The value of the Acquired Fund Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day, following the receipt of the requisite approval of this Agreement by Acquired Fund Stockholders or at such time on such earlier or later date after such approval, as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in Acquiring Fund's then current Prospectus, as supplemented, and the Company's Statement of Additional Information.

2.2.  The net asset value of an Acquiring Fund Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Acquiring Fund's then current Prospectus, as supplemented, and the Company's Statement of Additional Information.

2.3.  The number of Acquiring Fund Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of Acquired Fund shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Acquiring Fund (determined in accordance with paragraph 2.2).

2.4.  All computations of value shall be made by Morgan Stanley Services Company Inc. ("Morgan Stanley Services") in accordance with its regular practice in pricing Acquiring Fund. The Company, on behalf of Acquiring Fund, shall cause Morgan Stanley Services to deliver a copy of Acquiring Fund's valuation report at the Closing.

3.  Closing and Closing Date

3.1.  The Closing shall take place on the Valuation Date or on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

3.2.  Portfolio securities held by Acquired Fund and represented by a certificate or other written instrument shall be presented by it or on its behalf to State Street Bank and Trust Company (the "Custodian"), as custodian for Acquiring Fund, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by Acquired Fund to the Custodian for the account of Acquiring Fund on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "State Street Bank and Trust Company, Custodian for Morgan Stanley Institutional Fund, Inc."

3.3.  In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Company, on behalf of Acquiring Fund, and Acquired Fund, accurate appraisal of the value of the net assets of Acquiring Fund or the Acquired Fund Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.4.  If requested, Acquired Fund shall deliver to the Company, on behalf of Acquiring Fund, or its designee (a) at the Closing, a list, certified by Acquired Fund's Secretary, of the names, addresses and taxpayer identification numbers of the Acquired Fund Stockholders and the number and percentage ownership of outstanding Acquired Fund shares owned by each such Acquired Fund Stockholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Stockholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Company, on behalf of Acquiring Fund, shall issue and deliver to such Secretary a confirmation evidencing delivery of Acquiring Fund Shares to be credited on the Closing Date to Acquired Fund or provide evidence satisfactory to Acquired Fund that such Acquiring Fund Shares have been credited to Acquired Fund's account on the books of Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.  Covenants of Acquiring Fund and Acquired Fund

4.1.  Except as otherwise expressly provided herein, the Acquired Fund and the Company, on behalf of Acquiring Fund, will operate in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

4.2.  The Company will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to Acquiring Fund Shares ("Registration Statement"). Acquired Fund will provide the Proxy Materials as described in paragraph 4.3 below for inclusion in the Registration Statement. The Company, on behalf of the Acquiring Fund, and the Acquired Fund agree that each of Acquired Fund and Acquiring Fund will further provide such other information and documents as are reasonably necessary for the preparation of the Registration Statement.

4.3.  Acquired Fund will call a meeting of Acquired Fund's stockholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Acquired Fund will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that the Company, on behalf of Acquiring Fund, will furnish Acquired Fund with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.

4.4.  Acquired Fund will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

4.5.  Subject to the provisions of this Agreement, the Company, on behalf of the Acquiring Fund, and the Acquired Fund agree that each respective Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6.  Acquired Fund shall furnish or cause to be furnished to Acquiring Fund within 30 days after the Closing Date a statement of Acquired Fund's assets and liabilities as of the Closing Date, which statement shall be certified by Acquired Fund's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement certified by Acquired Fund's Treasurer of Acquired Fund's earnings and profits for federal income tax purposes that will be carried over to Acquiring Fund pursuant to Section 381 of the Code.

4.7.  As soon after the Closing Date as is reasonably practicable, Acquired Fund (a) shall prepare and file all federal and other tax returns and reports of Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

4.8.  The Company agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the Closing Date.

5.  Representations and Warranties

5.1.  The Company, on behalf of Acquiring Fund, represents and warrants to Acquired Fund as follows:

  (a)  Acquiring Fund is a series of the Company, a validly existing Maryland corporation with full power to carry on its business as presently conducted;

  (b)  The Company is a duly registered, open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

  (c)  All of the issued and outstanding shares of Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Acquiring Fund are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquiring Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

  (d)  The current Prospectus of the Acquiring Fund and Statement of Additional Information of the Company conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

  (e)  The Company is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of its Articles of Incorporation or By-Laws, each as amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound;

  (f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, Acquiring Fund or any of their properties or assets which, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and the Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

  (g)  The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquiring Fund for its last completed fiscal year, audited by Ernst & Young LLP (copies of which will be furnished to Acquired Fund), fairly present, in all material respects, Acquiring Fund's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there will be no known liabilities of Acquiring Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

  (h)  All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

  (i)  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company, and this Agreement constitutes a valid and binding obligation of Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquiring Fund's performance of this Agreement;

  (j)  Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of the Acquired Fund Stockholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

  (k)  All material federal and other tax returns and reports of Acquiring Fund required by law to be filed on or before the Closing Date have been filed and are correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (l)  For each taxable year since its inception, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of the Company's obligations with respect to Acquiring Fund under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of Acquiring Fund to continue to meet the requirements of Subchapter M of the Code;

  (m)  Since December 31, 2011, there has been no change by Acquiring Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles;

  (n)  The information furnished or to be furnished by the Company on behalf of Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

  (o)  The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

5.2.  Acquired Fund represents and warrants to the Company, on behalf of Acquiring Fund, as follows:

  (a)  Acquired Fund is a validly existing Maryland corporation with full power to carry on its business as presently conducted;

  (b)  Acquired Fund is a duly registered, closed-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

  (c)  All of the issued and outstanding shares of beneficial interest of Acquired Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Acquired Fund are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquired Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

  (d)  Acquired Fund is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Acquired Fund's Charter or By-Laws, each as amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Fund is a party or by which it is bound;

  (e)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect Acquired Fund's financial condition or the conduct of its business; and Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, Acquired Fund's business or Acquired Fund's ability to consummate the transactions herein contemplated;

  (f)  The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquired Fund for its last completed fiscal year, audited by Ernst & Young LLP, Acquired Fund's independent registered public accounting firm (copies of which have been or will be furnished to

Acquiring Fund) fairly present, in all material respects, Acquired Fund's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of Acquired Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

  (g)  Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

  (h)  All issued and outstanding shares of Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of stockholders submitted to Acquiring Fund pursuant to paragraph 3.4;

  (i)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Acquired Fund, and subject to the approval of Acquired Fund Stockholders, this Agreement constitutes a valid and binding obligation of Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquired Fund's performance of this Agreement;

  (j)  All material federal and other tax returns and reports of Acquired Fund required by law to be filed on or before the Closing Date shall have been filed and are correct and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (k)  For each taxable year since its inception, Acquired Fund has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Acquired Fund to continue to meet the requirements of Subchapter M of the Code;

  (l)  At the Closing Date, Acquired Fund will have good and valid title to the Acquired Fund Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Acquired Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

  (l)  On the effective date of the Registration Statement, at the time of the meeting of Acquired Fund's Stockholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Acquiring Fund Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Acquired Fund for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

  (m)  Acquired Fund will, on or prior to the Valuation Date, declare one or more dividends or other distributions to stockholders that, together with all previous dividends and other distributions to stockholders, shall have the effect of distributing to the stockholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

  (n)  Acquired Fund has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

  (o)  Acquired Fund is not acquiring Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.  Conditions Precedent to Obligations of Acquired Fund

The obligations of Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1.  All representations and warranties of the Company made on behalf of Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Company, on behalf of Acquiring Fund, shall have delivered to Acquired Fund a certificate of the Company's President and Treasurer, in a form reasonably satisfactory to Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquired Fund shall reasonably request;

6.3.  Acquired Fund shall have received a favorable opinion from Dechert LLP, counsel to Acquiring Fund, dated as of the Closing Date, to the effect that:

  (a)  Acquiring Fund is a series of the Company, is a validly existing Maryland corporation, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) the Company is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by the Company and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Acquired Fund, is a valid and binding obligation of Acquiring Fund enforceable against Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) Acquiring Fund Shares to be issued to Acquired Fund Stockholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable, and no stockholder of Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof (Maryland counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Company's Articles of Incorporation or By-Laws, each as amended; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

6.4.  As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions of Acquiring Fund or any increase in the investment management fees or annual fees pursuant to Acquiring Fund's shareholder services plan fees from those described in Acquiring Fund's Prospectus dated [ ], 2012, as may be supplemented, and the Company's Statement of Additional Information dated [     ], 2012, as may be supplemented.

7.  Conditions Precedent to Obligations of Acquiring Fund

The obligations of the Company, on behalf of Acquiring Fund, to complete the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.  Acquired Fund shall have delivered to Acquiring Fund at the Closing a certificate of Acquired Fund's President and its Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company, on behalf of Acquiring Fund, shall reasonably request;

7.3.  Acquired Fund shall have delivered to Acquiring Fund a statement of the Acquired Fund Assets and its liabilities, together with a list of Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Acquired Fund;

7.4.  The Company, on behalf of Acquiring Fund, shall have received at the Closing a favorable opinion from Dechert LLP, counsel to Acquired Fund, dated as of the Closing Date to the effect that:

  (a)  Acquired Fund is a validly existing Maryland corporation and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) Acquired Fund is a duly registered, closed-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Acquired Fund and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Company, on behalf of Acquiring Fund, is a valid and binding obligation of Acquired Fund enforceable against Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquired Fund's Declaration of Trust or By-Laws, each as amended; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

7.5.  On the Closing Date, the Acquired Fund Assets shall include no assets that Acquiring Fund, by reason of limitations of the Acquired Fund's Declaration of Trust, as amended, or otherwise, may not properly acquire.

8.  Further Conditions Precedent to Obligations of Acquiring Fund and Acquired Fund

The obligations of Acquired Fund and the Company, on behalf of Acquiring Fund, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1.  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of Acquired Fund's Articles of Incorporation, as amended, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by Acquiring Fund or the Company, on behalf of Acquiring Fund, or Acquired Fund to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund;

8.4.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.  Acquired Fund shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Acquired Fund Stockholders all of Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

8.6.  The parties shall have received the opinion of the law firm of Dechert LLP (based on such representations as such law firm shall reasonably request), addressed to Acquiring Fund and Acquired Fund, which opinion may be relied upon by the stockholders of Acquired Fund, substantially to the effect that, for federal income tax purposes:

  (a)  The transfer of Acquired Fund's assets in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of certain stated liabilities of Acquired Fund followed by the distribution by Acquired Fund of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their Acquired Fund shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b)  No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the stated liabilities of Acquired Fund;

  (c)  No gain or loss will be recognized by Acquired Fund upon the transfer of the assets of Acquired Fund to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the stated liabilities or upon the distribution of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their Acquired Fund shares;

  (d)  No gain or loss will be recognized by the Acquired Fund Stockholders upon the exchange of the Acquired Fund shares for Acquiring Fund Shares;

  (e)  The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Stockholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by each such Acquired Fund Stockholder immediately prior to the Reorganization;

  (f)  The holding period of Acquiring Fund Shares to be received by each Acquired Fund Stockholder will include the period during which the Acquired Fund shares surrendered in exchange therefor were held (provided such Acquired Fund shares were held as capital assets on the date of the Reorganization);

  (g)  The tax basis of the assets of Acquired Fund acquired by Acquiring Fund will be the same as the tax basis of such assets to Acquired Fund immediately prior to the Reorganization; and

  (h)  The holding period of the assets of Acquired Fund in the hands of Acquiring Fund will include the period during which those assets were held by Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Company, on behalf of Acquiring Fund, nor Acquired Fund, may waive the conditions set forth in this paragraph 8.6.

9.  Fees and Expenses

9.1.  (a)  Acquired Fund shall bear all the expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including printing, filing and proxy solicitation expenses, legal, accounting, Commission registration fees and Blue Sky expenses.

  (b)  In the event the transactions contemplated herein are not consummated by reason of Acquired Fund being either unwilling or unable to go forward (other than by reason of the non-fulfillment or failure of any condition to Acquired Fund's obligations specified in this Agreement), Acquired Fund's only obligation hereunder shall be to reimburse Acquiring Fund for all reasonable out-of-pocket fees and expenses incurred by Acquiring Fund in connection with those transactions.

  (c)  In the event the transactions contemplated herein are not consummated by reason of Acquiring Fund being either unwilling or unable to go forward (other than by reason of the non-fulfillment or failure of any condition to Acquiring Fund's obligations specified in this Agreement), Acquiring Fund's only obligation hereunder shall be to reimburse Acquired Fund for all reasonable out-of-pocket fees and expenses incurred by Acquired Fund in connection with those transactions.

10.  Entire Agreement; Survival of Warranties

10.1.  This Agreement constitutes the entire agreement between the parties.

10.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Acquired Fund hereunder shall not survive the dissolution and complete liquidation of Acquired Fund in accordance with Section 1.9.

11.  Termination

11.1.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

  (a)  by the mutual written consent of Acquired Fund, and the Company, on behalf of Acquiring Fund;

  (b)  by either the Company, on behalf of Acquiring Fund, or Acquired Fund, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement), if the Closing shall not have occurred on or before April 25, 2013; or

  (c)  by either the Company, on behalf of Acquiring Fund, or Acquired Fund, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Acquired Fund Stockholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2.  (a)  Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Fund or Acquired Fund, or the directors or officers of the Company, on behalf of Acquiring Fund, or the directors or officers of the Acquired Fund, to any other party or its directors, trustees or officers.

  (b)  Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Fund or Acquired Fund, or the directors or officers of the Company, on behalf of Acquiring Fund, or the directors or officers of Acquired Fund, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.  Miscellaneous

13.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

13.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies hereunder or by reason of this Agreement.

13.5.  The obligations and liabilities of Acquiring Fund hereunder are solely those of Acquiring Fund. It is expressly agreed that no stockholder, nominee, director, officer, agent, or employee of Acquiring Fund, or the directors or officers of the Company, acting on behalf of Acquiring Fund, shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the directors of Acquiring Fund and signed by authorized officers of the Company, acting on behalf of Acquiring Fund, and neither such authorization by such directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

13.6.  The obligations and liabilities of Acquired Fund hereunder are solely those of Acquired Fund. It is expressly agreed that no stockholder, nominee, director, officer, agent or employee of Acquired Fund, or the directors or officers of Acquired Fund shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the directors of Acquired Fund and signed by authorized officers of Acquired Fund acting as such, and neither such authorization by such directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MORGAN STANLEY INSTITUTIONAL FUND, INC., on behalf of the Acquiring Fund

By: Name: Title:

MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC.

By: Name: Title:

Exhibit B

PROSPECTUS OF ACQUIRING FUND DATED [          ], 2012

B-1

MORGAN STANLEY INSTITUTIONAL FUND, INC.
FRONTIER EMERGING MARKETS PORTFOLIO
PART B

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the "SAI") relates to the shares of common stock ("shares") of the Frontier Emerging Markets Portfolio (the "Acquiring Fund"), a newly created series of Morgan Stanley Institutional Fund, Inc. (the "Company"), to be issued pursuant to an Agreement and Plan of Reorganization, dated April 25, 2012 (the "Reorganization Agreement"), between the Company, on behalf of the Acquiring Fund, and Morgan Stanley Frontier Emerging Markets Fund, Inc. (the "Acquired Fund"), pursuant to which substantially all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class I shares of common stock of the Acquiring Fund and pursuant to which the Acquired Fund will be dissolved (the "Reorganization").

This SAI does not constitute a prospectus. This SAI does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated [ ], 2012. A copy of the Proxy Statement and Prospectus may be obtained upon request and without charge by calling (800) 548-7786 (toll-free). Please retain this document for future reference.

The date of this SAI is [ ], 2012.

INTRODUCTION

This SAI is intended to supplement the information provided in the Proxy Statement and Prospectus dated [ ], 2012 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to the Acquired Fund's Stockholders in connection with the solicitation of proxies by the Board of Directors of the Acquired Fund to be voted at the Special Meetings of Stockholders of the Acquired Fund to be held on August 22, 2012. The Company's Statement of Additional Information, dated [ ], 2012, with respect to the Acquiring Fund, as may be supplemented (the "Company's Statement of Additional Information") accompanies, and is incorporated by reference in, this SAI.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Fund History

For additional information about the Acquiring Fund's history, see "General Information—Fund History" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Investment Objectives and Policies

For additional information about the Acquiring Fund's investment objectives and policies, see "Investment Policies and Strategies" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Portfolio Holdings

For additional information about the Acquiring Fund's policies and procedures with respect to the disclosure of their portfolio securities to any person, see "Disclosure of Portfolio Holdings" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Management

For additional information about the Board of Directors, officers and management personnel of the Acquiring Fund, see "Management of the Fund" and "Investment Advisory and Other Services" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Investment Advisory and Other Services

For additional information about the Acquiring Fund's investment adviser, the Acquiring Fund's independent registered public accounting firm and other services provided to the Acquiring Fund, see "Investment Advisory and Other Services" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Codes of Ethics

For additional information about the Codes of Ethics adopted by the Acquiring Fund, the Acquiring Fund's investment adviser and the Acquiring Fund's distributor, see "Management of the Fund—Codes of Ethics" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Proxy Voting Policies

For additional information about the voting of proxies held by the Acquiring Fund, see "Investment Advisory and Other Services—Proxy Voting Policies and Procedures and Proxy Voting Record" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Portfolio Manager

For additional information about the portfolio manager primarily responsible for the day-to-day management of the Acquiring Fund, his compensation structure and his holdings in the Acquiring Fund, see "Investment Advisory and Other Services—Portfolio Managers" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see "Brokerage Practices" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of the Acquiring Fund, see "General Information—Description of Shares and Voting Rights" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of the Acquiring Fund's shares and the determination of net asset value, see "Purchase of Shares" and "Redemption of Shares" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Dividends, Distributions and Tax Status

For additional information about the Acquiring Fund's policies regarding dividends and distributions and tax matters affecting the Acquiring Fund and its Shareholders, see "General Information—Dividends and Capital Gains Distributions" and "Taxes" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Distribution of Shares

For additional information about the Acquiring Fund's distributor and the distribution agreement between the Acquiring Fund and its distributor, see "Investment Advisory and Other Services" in the Company's Statement of Additional Information relating to the Acquiring Fund.

Performance Data

The Acquiring Fund is a newly created series of the Company and has not yet commenced operations. As a result, the Acquiring Fund has no performance data.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

Investment Restrictions

The following are fundamental investment restrictions of the Acquired Fund and may not be changed without the approval of the holders of a majority of the Acquired Fund's outstanding common shares (which for this purpose and under the Investment Company Act of 1940, as amended (the "Act"), means the lesser of (i) 67% of the common shares represented at a meeting at which more than 50% of the outstanding common shares are represented or (ii) more than 50% of the outstanding shares). Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. With respect to the limitations on the issuance of senior securities and in the case of borrowings, the percentage limitations apply at the time of issuance and on an ongoing basis. The Acquired Fund may not:

1.  Invest 25% or more of its total assets in an industry or group of industries; provided, however, that the Acquired Fund will invest 25% or more of its total assets in the securities of issuers in the banking industry.

2.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Acquired Fund from investing in futures, options, forward contracts, swaps, collateralized mortgage obligations, structured notes, other derivative instruments or any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the Act, as amended from time to time or (iii) an exemption or other relief applicable to the Acquired Fund from the provisions of the Act, as amended from time to time.

3.  Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Acquired Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the Act, as amended from time to time or (iii) an exemption or other relief applicable to the Acquired Fund from the provisions of the Act, as amended from time to time.

4.  Borrow money, except the Acquired Fund may borrow money to the extent permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Acquired Fund from the provisions of the Act, as amended from time to time.

5.  Engage in the underwriting of securities, except insofar as the Acquired Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security.

6.  Issue senior securities, except the Acquired Fund may issue senior securities to the extent permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Acquired Fund from the provisions of the Act, as amended from time to time.

7.  Purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate.

As a matter of operating policy, which may be changed by the Acquired Fund's Board of Directors without stockholder vote, the Acquired Fund may not:

1.  Invest its assets in the securities of any investment company except as may be permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the Act, as amended from time to time or (iii) an exemption or other relief applicable to the Acquired Fund from the provisions of the Act, as amended from time to time.

2.  Make short sales of securities, except short sales against the box.

Portfolio Manager

Other Accounts Managed by the Portfolio Manager

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, Morgan Stanley Investment Management Inc. (the "Adviser") may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Acquired Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where the portfolio manager has personal investments in certain accounts or when certain accounts are investment options in the Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Acquired Fund invests, the Adviser could be seen as harming the performance of the Acquired Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base Salary Compensation. Generally, the portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley's Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions. All long term incentive compensation awards are subject to clawback provisions where awards can be cancelled if an employee takes any action, or omits to take any action which; causes a restatement of Morgan Stanley's consolidated financial results; or constitutes a violation of Morgan Stanley's risk policies and standards.

• Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Acquired Fund. In addition to the clawbacks listed above for long term incentive compensation awards, the provision on IMAP awards is further strengthened such that it may also be triggered if an employee's actions cause substantial financial loss on a trading strategy, investment, commitment or other holding provided that previous gains on those positions were relevant to the employees' prior year compensation decisions.

• Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include:

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• The investment performance of the funds/accounts managed by the portfolio manager.

• Contribution to the business objectives of the Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by Portfolio Manager as of March 31, 2012

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Tim Drinkall

Securities Ownership of Portfolio Manager (as of March 31, 2012)

Portfolio Manager	Portfolio Holdings
Tim Drinkall	None

FINANCIAL STATEMENTS

The Acquiring Fund is a newly created series of the Company and has not yet commenced operations. As a result, the Acquiring Fund has no financial statements.

The most recent audited financial statements of the Acquired Fund for the fiscal year ended October 31, 2012 are set forth in the Acquired Fund's Annual Report for the Acquired Fund's most recently completed fiscal year. The Acquired Fund's most recent financial statements (unaudited) are set forth in the Acquired Fund's Semi-Annual Report for the six-month period ended April 30, 2012. A copy of each Report accompanies and is incorporated by reference in this SAI.

[PROXY CARD TO BE INSERTED]

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 30 of the Company’s Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A dated April 27, 2012 (File Nos. 033-23166; 811-05624).

ITEM 16. EXHIBITS

(1) (a)	Articles of Amendment and Restatement is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 13, 1995.

(b)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (reclassifying shares) is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(c)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(d)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio) is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(e)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios) is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(f)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio) is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(g)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(h)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio) is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(i)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.) is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(j)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio) is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(k)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio) is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on April 30, 2001.

(l)

Articles of Amendment to the Amended and Restated Articles of Incorporation (Fixed Income Portfolio name changed to Fixed Income III Portfolio, High Yield Portfolio name changed to High Yield II Portfolio and Global Fixed Income Portfolio name changed to Global Fixed Income II Portfolio) dated July 23, 2001 is incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(m)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Global Franchise Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on November 26, 2001.

(n)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on June 6, 2003.

(o)

Certificate of Correction to the Articles Supplementary dated as of March 21, 2005, is incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(p)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(q)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(r)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the Asian Equity, Asian Real Estate, European Value Equity, Japanese Value Equity, Latin American and Technology Portfolios) are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(s)

Articles of Amendment to the Articles of Amendment and Restatement (Large Cap Relative Value Portfolio name changed to Large Cap Value Portfolio and Value Equity Portfolio name changed to Large Cap Relative Value Portfolio) is incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(t)

Articles of Amendment to the Articles of Amendment and Restatement (European Real Estate Portfolio name changed to International Real Estate Portfolio) is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(u)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(19) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(v)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(w)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Value Equity Portfolio to the Large Cap Relative Value Portfolio and the Equity Growth Portfolio to the U.S. Large Cap Growth Portfolio) is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(x)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(y)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (effecting a reverse stock split of the Emerging Markets Debt Portfolio), is incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(z)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(aa)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(bb)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Municipal Money Market Portfolio and Money Market Portfolio), is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(cc)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(dd)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(ee)

Articles of Restatement, dated February 20, 2007, is incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(ff)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, is incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(gg)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Active Extension Portfolio), dated April 25, 2007 is incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(hh)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Small/Mid Cap Value Portfolio), dated September 26, 2007, is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(ii)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H shares to certain Portfolios), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(jj)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement, (redesignating all Portfolios’ Class A and Class B shares as Class I and Class P shares, respectively), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(kk)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Focus Equity Portfolio to the Focus Growth Portfolio and the U.S. Large Cap Growth Portfolio to the Capital Growth Portfolio), dated April 22, 2008, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(ll)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class L shares to certain Portfolios), is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(mm)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios), dated June 27, 2008, are incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(nn)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios), dated October 13, 2008, are incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(oo)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (with respect to Class P shares of International Small Cap Portfolio), are incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(pp)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Magnum Portfolio) dated April 16, 2009, are incorporated herein by reference to Exhibit (a)(42) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 28, 2009.

(qq)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Active Extension Portfolio), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(43) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(rr)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Global Value Equity Portfolio), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(44) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(ss)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Advantage, Equity Growth, Global Growth and International Opportunity Portfolios), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(45) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(tt)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Equity, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios), dated July 28, 2010, is incorporated herein by reference to Exhibit (a)(46) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(uu)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Select Global Infrastructure Portfolio), dated July 28, 2010, is incorporated herein by reference to Exhibit (a)(47) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(vv)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Equity Growth Portfolio to the Opportunity Portfolio and changing the name of the Global Growth Portfolio to the Global Opportunity Portfolio), dated October 4, 2010, is incorporated herein by reference to Exhibit (a)(48) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed on October 28, 2010.

(ww)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Asian Equity, Global Advantage, Global Discovery and International Advantage Portfolios), is incorporated herein by reference to Exhibit (a)(49) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(xx)

Articles of Amendment (renaming the Capital Growth Portfolio), dated April 5, 2011, is incorporated herein by reference to Exhibit (a)(50) to Post-Effective No. 93 to the Registration Statement on Form N-1A filed on April 27, 2011.

(yy)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H and Class L shares to Small Company Growth and U.S. Real Estate Portfolios), is incorporated herein by reference to Exhibit (a)(51) to Post-Effective No. 96 to the Registration Statement on Form N-1A filed on August 22, 2011.

(zz)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Insight and Insight Portfolios), are incorporated by reference to Exhibit (a)(52) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed on December 9, 2011.

(aaa)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H and Class L shares to Active International Allocation, Emerging Markets, Focus Growth, Global Franchise, Growth, International Equity, International Real Estate and International Small Cap Portfolios), are incorporated by reference to Exhibit (a)(53) to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 27, 2012.

(bbb)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Emerging Markets Debt Portfolio to Emerging Markets Domestic Debt Portfolio), are incorporated by reference to Exhibit (a)(54) to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 27, 2012.

(ccc)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Emerging Markets External Debt, Multi-Asset and Total Emerging Markets Portfolios), to be filed by further amendment.

(ddd)	Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Frontier Emerging Markets Portfolio), to be filed by further amendment.

(2)

Amended and Restated By-Laws, dated June 20, 2007, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(3)	Not applicable.

(4)	Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus).

(5) (a)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(b)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(6) (a)

Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed on December 9, 2011.

(b)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (formerly Morgan Stanley Dean Witter Investment Advisors Inc.) (with respect to the Money Market and Municipal Money Market Portfolios) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(c)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the Japanese Value Equity Portfolio and International Magnum Portfolio), is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on April 30, 2004.

(d)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, International Equity Portfolio, International Real Estate Portfolio, International Small Cap Portfolio and Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(e)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Asian Equity Portfolio, Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, International Equity Portfolio, International Real Estate Portfolio and Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(7)

Distribution Agreement, between Registrant and Morgan Stanley Distribution, Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N1-A filed on April 29, 2005.

(8)	Not applicable.

(9)

Custody Agreement between Registrant and State Street Bank and Trust Company, is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust filed on February 6, 2012.

(10) (a)

Amended and Restated Shareholder Services Plan under Rule 12b-1 for Class P Shares, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(b)

Shareholder Services Plan under Rule 12b-1 for Class H Shares, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 27, 2012.

(c)

Amended and Restated Distribution and Shareholder Services Plan under Rule 12b-1 for Class L Shares, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 27, 2012.

(d)	Amended and Restated Multi-Class 18f-3 Plan, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 27, 2012.

(11) (a)	Opinion and Consent of Dechert LLP, to be filed by amendment.

(b)	Opinion of Ballard Spahr LLP, to be filed by amendment.

(12)	Form of opinion of Dechert LLP (as to tax matters), to be filed by amendment.

(13) (a)

Amended and Restated Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005.

(b)

Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Services Company Inc., dated June 9, 2008, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed on December 9, 2011.

(c)

Amendment to Transfer Agency and Service Agreement between Registrant and Morgan Stanley Services Company Inc., dated April 23, 2009, is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on April 27, 2011.

(14)	Consent of Ernst & Young LLP (with respect to Form N-14), to be filed by amendment.

(15)	Not applicable.

(16)	Powers of Attorney of Directors, dated May 1, 2012, are filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York on this 9th day of May, 2012.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By:	/s/ Arthur Lev
Arthur Lev
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ Arthur Lev		May 9, 2012
Arthur Lev

(2) Principal Financial Officer		Principal Financial Officer

By:	/s/ Francis J. Smith		May 9, 2012
Francis J. Smith

(3) Majority of the Directors

INDEPENDENT DIRECTORS
Frank L. Bowman		Michael F. Klein
Michael Bozic		Michael E. Nugent
Kathleen A. Dennis		W. Allen Reed
Dr. Manuel H. Johnson		Fergus Reid
Joseph J. Kearns

By:	/s/ Carl Frischling		May 9, 2012
Carl Frischling
Attorney-in-Fact for the Independent Directors

INTERESTED DIRECTOR
James F. Higgins

By:	/s/ Stefanie V. Chang Yu		May 9, 2012
Stefanie V. Chang Yu
Attorney-in-Fact for the Interested Director

EXHIBIT INDEX

(16)	Powers of Attorney of Directors, dated May 1, 2012.